================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------
                                    FORM N-Q
                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-5038

                           Clearwater Investment Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

  2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
      --------------------------------------------------------------------
   (Address of principal executive offices)                         (Zip code)

                                Susanne S. Smith
                            Chief Compliance Officer
                           Fiduciary Counselling, Inc.
                   2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
              -----------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                               Timothy Silva, Esq.
                   Wilmer Cutler Pickering Hale and Dorr, LLP
                                 60 State Street
                           Boston, Massachusetts 02109
               ---------------------------------------------------
                    (Name and address for agent for service)

        Registrant's telephone number, including area code: 651-228-0935
                                                            ------------

Date of fiscal year end: December 31, 2008
                         -----------------
Date of reporting period: March 31, 2008
                          --------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Common stocks:

   Consumer discretionary:
         250   A H BELO CORP                                                           $        3,747           2,858
       2,300   ABERCROMBIE + FITCH CO                                                          50,218         168,222
       1,809   ACCO BRANDS CORP (b)                                                            16,591          24,548
       2,900   ADVANCE AUTO PARTS                                                             103,545          98,745
       6,950   AMAZON COM INC (b)                                                             247,060         495,535
      10,950   AMERICAN EAGLE OUTFITTERS INC                                                  106,990         191,735
         900   AMERICAN GREETINGS CORP                                                         13,869          16,695
       1,700   AUTOLIV                                                                         69,331          85,340
       1,600   AUTONATION INC DEL (b)                                                          28,776          23,952
       2,000   AUTOZONE INC (b)                                                               183,474         227,660
       1,800   BARE ESCENTUALS INC (b)                                                         44,649          42,156
       5,475   BED BATH + BEYOND INC (b)                                                      181,359         161,513
       1,250   BELO CORP                                                                       14,941          13,213
       7,650   BEST BUY CO INC                                                                210,571         317,169
       1,400   BIG LOTS INC (b)                                                                15,477          31,220
       1,300   BLACK + DECKER CORPORATION                                                      44,208          85,930
       3,800   BORG WARNER INC                                                                107,106         163,514
       1,950   BRINKER INTL INC                                                                41,847          36,173
       8,300   BROCADE COMMUNICATIONS SYS INC (b)                                              52,215          60,590
       2,025   CABLEVISION SYS CORP (b)                                                             0          43,396
       5,468   CARMAX INC (b)                                                                  78,791         106,189
       7,200   CARNIVAL CORP                                                                  351,235         291,456
         330   CAVCO INDS INC DEL (b)                                                             815          11,563
      18,889   CBS CORP CLASS B                                                               518,637         417,069
       6,600   CENTEX CORP                                                                     66,427         159,786
       1,400   CHICOS FAS INC (b)                                                              13,067           9,954
       7,600   CIRCUIT CITY STORES INC                                                         50,502          30,248
      13,075   CLEAR CHANNEL COMMUNICATIONS                                                   471,611         382,052
       3,100   CLEAR CHANNEL OUTDOOR HLDGS IN (b)                                              84,181          58,931
       9,200   COACH INC (b)                                                                  107,172         277,380
      66,567   COMCAST CORP NEW                                                             1,201,630       1,287,406
       1,300   COPART INC (b)                                                                  32,032          50,388
       8,500   COSTCO WHSL CORP NEW                                                           284,869         552,245
       7,800   D R HORTON INC                                                                 104,715         122,850
       2,800   DARDEN RESTAURANTS INC                                                          65,099          91,140
      17,423   DIRECTV GROUP INC (b)                                                          258,330         431,916
       5,700   DISH NETWORK CORP (b)                                                          174,889         163,761
      41,960   DISNEY WALT CO                                                                 944,641       1,316,705
       4,800   DOLBY LABORATORIES INC (b)                                                     104,393         174,048
       1,600   DOLLAR TREE INC (b)                                                             39,797          44,144
      13,600   EASTMAN KODAK CO                                                               288,035         240,312
       6,220   EXPEDIA INC DEL (b)                                                            124,528         136,156
       3,000   FOOT LOCKER INC                                                                 40,394          35,310
      37,863   FORD MTR CO DEL (b)                                                            271,334         216,576
       7,700   FORTUNE BRANDS INC                                                             266,191         535,150
       3,800   GAMESTOP CORP NEW (b)                                                           15,311         196,498
      14,300   GAP INC                                                                        234,156         281,424
       1,600   GARMIN LTD                                                                     164,024          86,416
       8,700   GENERAL MTRS CORP                                                              169,911         165,735
       9,200   GENTEX CORP                                                                    131,306         157,780
       2,100   GETTY IMAGES INC (b)                                                            59,000          67,200
       4,200   GOODYEAR TIRE AND RUBBER (b)                                                   114,093         108,360
       4,481   HANESBRANDS INC (b)                                                            121,016         130,845
      14,750   HARLEY DAVIDSON INC                                                             86,417         553,125
       1,950   HARMAN INTL INDS INC NEW                                                       160,123          84,903
       7,050   HEARST ARGYLE TELEVISION INC                                                   169,510         145,442
      42,525   HOME DEPOT INC                                                                  27,735       1,189,424
       6,300   INTERNATIONAL GAME TECHNOLOGY                                                  225,778         253,323
      14,050   JOHNSON CTLS INC                                                               283,752         474,890
       1,200   KB HOME                                                                         31,938          29,676
      11,550   KOHLS CORP (b)                                                                  92,211         495,380

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Consumer discretionary (Cont'd):
         900   LAMAR ADVERTISING CO (b)                                                $       36,655          32,337
         500   LAS VEGAS SANDS CORP (b)                                                        43,163          36,820
       1,300   LEAR CORP (b)                                                                   21,307          33,683
       7,100   LEGGETT + PLATT INC                                                            140,202         108,275
      21,637   LIBERTY MEDIA CORP NEW- CAP SER (b)                                            390,862         349,221
       2,631   LIBERTY MEDIA CORP NEW- ENT SER (b)                                             23,674          41,412
      10,524   LIBERTY MEDIA CORP NEW- INTERACTIVE (b)                                        132,977         238,263
      10,290   LIMITED BRANDS INC                                                             118,493         175,959
         150   LIZ CLAIBORNE INC                                                                3,221           2,723
      31,800   LOWES COS INC                                                                  627,729         729,492
       9,064   MACYS INC                                                                      242,987         209,016
      19,900   MARRIOTT INTL INC NEW                                                           82,028         683,764
       8,700   MATTEL INC                                                                     164,712         173,130
      24,300   MCDONALDS CORP                                                                 589,537       1,355,211
       7,490   MCGRAW HILL COS INC                                                            289,865         276,756
       1,300   MGM MIRAGEINC (b)                                                              117,140          76,401
       2,900   MOHAWK INDS INC (b)                                                            216,361         207,669
       4,200   NEWELL RUBBERMAID INC                                                           97,738          96,054
      51,975   NEWS CORP                                                                      855,107         974,531
       7,000   NIKE INC                                                                       251,483         476,000
       9,900   NORDSTROM INC                                                                  212,974         322,740
       4,500   OFFICE DEPOT INC (b)                                                            65,209          49,725
       5,400   OMNICOM GROUP                                                                  188,492         238,572
       2,500   PENN NATL GAMING INC (b)                                                        97,645         109,325
       5,500   PENNEY J C INC                                                                 221,851         207,405
       1,300   PETSMART INC                                                                    33,146          26,572
       1,500   POLO RALPH LAUREN CORP                                                          31,320          87,435
       7,500   PULTE HOMES INC                                                                 77,063         109,125
       3,000   REGAL ENTMT GROUP                                                               55,920          57,870
       2,300   ROSS STORES INC                                                                 36,395          68,908
       2,600   RYLAND GROUP INC                                                                71,175          85,514
       3,100   SAKS INC (b)                                                                    64,527          38,657
       1,000   SCHOLASTIC CORP (b)                                                             28,560          30,270
       2,300   SCRIPPS E W CO OH                                                               98,829          96,623
       1,379   SEARS HLDGS CORP (b)                                                            97,638         140,782
       1,300   SHERWIN WILLIAMS CO                                                             62,645          66,352
      37,100   SIRIUS SATELLITE RADIO INC (b)                                                 126,697         106,106
       1,400   SNAP ON INC                                                                     52,729          71,190
       1,500   STANLEY WORKS                                                                   61,146          71,430
      14,850   STAPLES INC                                                                    232,199         328,334
      13,750   STARBUCKS CORP (b)                                                             207,578         240,625
       5,010   STARWOOD HOTELS + RESORTS INC                                                  224,617         259,268
      19,100   TARGET CORP                                                                    700,947         967,988
       1,200   THOR INDS INC                                                                   45,726          35,724
       3,000   TIFFANY + CO NEW                                                                86,618         125,520
      16,908   TIM HORTONS INC                                                                362,401         575,717
      90,800   TIME WARNER INC NEW                                                          1,270,055       1,273,016
       9,100   TJX COS INC NEW                                                                179,994         300,937
       5,500   TOLL BROS INC (b)                                                              124,557         129,140
         800   TRW AUTOMOTIVE HLDGS CORP (b)                                                   18,216          18,696
         500   UNITED RENTALS INC (b)                                                           8,963           9,420
       3,227   URBAN OUTFITTERS INC (b)                                                        61,562         101,166
       2,300   V F CORP                                                                       135,032         178,273
      14,712   VIACOM INC NEW (b)                                                             604,599         582,889
       4,100   VIRGIN MEDIA INC                                                                70,268          57,687
       1,166   WABCO HLDGS INC                                                                 40,995          53,193
      49,896   WAL MART STORES INC                                                          2,310,149       2,628,521
         100   WASHINGTON POST CO                                                              74,901          66,150
       6,633   WENDYS INTL INC                                                                164,257         152,957
       3,600   WHIRLPOOL CORP                                                                 155,800         312,408
       3,900   WILEY JOHN + SONS INC                                                          153,413         154,830
         900   WILLIAMS SONOMA INC                                                             27,716          21,816
       5,989   WYNDHAM WORLDWIDE CORP                                                          97,386         123,853

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Consumer discretionary (Cont'd):
       7,200   XM SATELLITE RADIO HLDGS INC (b)                                        $      101,916          83,664
      10,016   YUM BRANDS INC                                                                 105,346         372,695
       2,400   ZALE CORP NEW (b)                                                               39,515          47,424
                                                                                       --------------   -------------
                                                                                           23,299,486      31,316,545        10.52%
   Consumer staples:
      48,300   ALTRIA GROUP INC                                                             1,419,723       1,072,260
      18,842   ANHEUSER BUSCH COS INC                                                         884,023         894,053
      15,100   ARCHER DANIELS MIDLAND CO                                                      347,117         621,516
       9,362   AVON PRODS INC                                                                 275,428         370,173
       1,700   BROWN FORMAN CORP                                                               63,044         112,574
       2,200   BUNGE LIMITED                                                                  228,437         191,136
       6,200   CAMPBELL SOUP CO                                                               168,826         210,490
      51,700   COCA COLA CO                                                                 1,947,786       3,146,979
       5,700   COCA COLA ENTERPRISES INC                                                      120,731         137,940
      16,190   COLGATE PALMOLIVE CO                                                           904,102       1,261,363
       8,000   CONAGRA INC                                                                    182,521         191,600
       5,200   CONSTELLATION BRANDS INC (b)                                                   120,042          91,884
      35,222   CVS CAREMARK CORP                                                              672,197       1,426,843
       4,600   DEAN FOODS CO NEW (b)                                                          124,691          92,414
       5,773   DEL MONTE FOODS CO                                                              57,723          55,017
       7,200   GENERAL MLS INC                                                                334,431         431,136
       2,200   HANSEN NAT CORP (b)                                                             97,471          77,660
       8,075   HEINZ H J CO                                                                   303,404         379,283
       2,600   HERSHEY CO / THE                                                               122,014          97,942
       4,900   HORMEL FOODS CORP                                                              159,050         204,134
       5,800   KELLOGG CO                                                                     268,705         304,848
       8,750   KIMBERLY CLARK CORP                                                            518,318         564,813
      36,538   KRAFT FOODS INC                                                                555,197       1,133,043
      18,800   KROGER CO                                                                      367,066         477,520
       1,867   LAUDER ESTEE COS INC                                                            70,634          85,602
       4,100   LOEWS CORP                                                                     107,638         297,455
       2,800   MCCORMICK + CO INC                                                              97,399         103,516
       2,400   MOLSON COORS BREWING CO                                                         78,697         126,168
       1,000   NBTY INC (b)                                                                    21,300          29,950
       3,700   PEPSI BOTTLING GROUP INC                                                       103,155         125,467
      36,026   PEPSICO INC                                                                  1,534,320       2,601,077
      71,739   PROCTER AND GAMBLE CO                                                        1,814,002       5,026,752
      15,400   RITE AID CORP (b)                                                               56,560          45,276
      13,219   SAFEWAY INC                                                                    325,624         387,978
      12,350   SARA LEE CORP                                                                  200,173         172,653
       1,000   SMITHFIELD FOODS INC (b)                                                        26,940          25,760
         800   SMUCKER J M CO                                                                  32,850          40,488
       7,755   SUPERVALU INC                                                                  210,660         232,495
      12,700   SYSCO CORP                                                                     281,430         368,554
       9,527   TYSON FOODS INC (DEL)                                                          111,286         151,956
       2,900   UST INC                                                                         80,807         158,108
      27,350   WALGREEN CO                                                                    324,378       1,041,762
       2,800   WHOLE FOODS MKT INC                                                             82,975          92,316
       6,213   WRIGLEY WM JR CO                                                               215,561         390,425
                                                                                       --------------   -------------
                                                                                           16,018,432      25,050,377         8.41%
   Energy:
       8,946   ANADARKO PETE CORP                                                             333,946         563,866
       9,134   APACHE CORP                                                                    389,377       1,103,570
       6,900   BAKER HUGHES INC                                                               421,475         472,650
      12,500   BJ SVCS CO                                                                     297,345         356,375
       6,888   BP PLC (d)                                                                     168,484         417,757
       1,200   CHENIERE ENERGY INC (b)                                                         35,104          23,760
      16,686   CHESAPEAKE ENERGY CORP                                                         404,571         770,059
      47,195   CHEVRON CORP                                                                 2,314,962       4,028,565
      37,343   CONOCOPHILLIPS                                                               1,354,662       2,845,910
       9,123   DEVON ENERGY CORPORATION NEW                                                   413,163         951,803

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Energy (Cont'd):
       4,100   DRESSER RAND GROUP INC (b)                                              $      134,747         126,075
      13,900   EL PASO CORP                                                                   103,337         231,296
       4,554   ENSCO INTL INC                                                                 193,114         285,171
       8,500   EOG RESOURCES INC                                                               80,824       1,020,000
     128,733   EXXON MOBIL CORP                                                             5,927,715      10,888,237
       2,000   FMC TECHNOLOGIES INC (b)                                                       109,510         113,780
       2,421   GRANT PRIDECO INC (b)                                                          103,909         119,162
      20,158   HALLIBURTON CO                                                                 464,616         792,814
       5,800   HELIX ENERGY SOLUTIONS GROUP (b)                                               237,945         182,700
       6,200   HELMERICH AND PAYNE INC                                                         82,265         290,594
       5,400   HESS CORP                                                                      384,262         476,172
      15,286   MARATHON OIL CORP                                                              492,372         697,042
       2,800   MURPHY OIL CORP                                                                 60,761         229,992
       5,400   NABORS INDUSTRIES LTD                                                          164,133         182,358
      10,734   NATIONAL OILWELL VARCO INC (b)                                                 254,016         626,651
       5,142   NEWFIELD EXPL CO (b)                                                           222,527         271,755
       6,000   NOBLE CORPORATION                                                              295,985         298,020
       5,800   NOBLE ENERGY INC                                                                74,136         422,240
      24,700   OCCIDENTAL PETE CORP                                                           231,724       1,807,299
       4,600   OCEANEERING INTL INC (b)                                                       235,451         289,800
       7,700   PATTERSON UTI ENERGY INC                                                       157,042         201,586
       3,200   PIONEER NAT RES CO                                                              48,507         157,184
       5,600   PRIDE INTERNATIONAL INC (b)                                                    188,739         195,720
       5,810   QUICKSILVER RES INC (b)                                                        119,305         212,239
      26,700   SCHLUMBERGER LTD                                                             1,597,871       2,322,900
       2,200   SMITH INTL INC                                                                  38,951         141,306
       9,500   SUNOCO INC                                                                     107,114         498,465
       4,700   SUPERIOR ENERGY SVCS INC (b)                                                   169,835         186,214
       1,700   TESORO CORP                                                                     81,626          51,000
       2,300   TIDEWATER INC                                                                  118,715         126,753
       7,177   TRANSOCEAN INC (b)                                                             398,212         970,330
      11,702   VALERO ENERGY CORP                                                             282,104         574,685
       6,100   WEATHERFORD INTERNATIONAL LTD (b)                                              409,389         442,067
      10,660   WILLIAMS COS INC                                                               156,697         351,567
       8,447   XTO ENERGY INC                                                                 127,256         522,531
                                                                                       --------------   -------------
                                                                                           19,987,797      37,840,021        12.71%
   Financials:
       8,600   ACE LTD                                                                        530,926         473,516
      13,050   AFLAC INC                                                                      476,902         847,598
       9,000   ALLIED CAP CORP NEW                                                            196,349         165,870
      12,300   ALLSTATE CORP                                                                  547,785         591,138
       8,000   AMB PPTY CORP                                                                  259,171         435,360
      21,533   AMERICAN EXPRESS CO                                                            827,673         941,423
      51,885   AMERICAN INTL GROUP INC                                                      1,348,261       2,244,026
       2,700   AMERICREDIT CORP (b)                                                            31,865          27,189
       7,391   AMERIPRISE FINL INC                                                            288,205         383,223
      10,100   ANNALY CAPITAL MANAGEMENT INC                                                  162,090         154,732
       4,800   AON CORP                                                                        95,152         192,960
       2,231   APARTMENT INVT + MGMT CO                                                        75,599          79,892
       4,100   ASSOCIATED BANC CORP                                                           116,092         109,183
       1,700   ASSURANT INC                                                                   112,991         103,462
       9,900   ASTORIA FINL CORP                                                               87,763         268,884
       1,100   AVALONBAY CMNTYS INC                                                           105,375         106,172
       2,700   AXIS CAPITAL HOLDINGS LTD                                                      105,908          91,746
     103,583   BANK AMER CORP                                                               3,585,442       3,926,832
      25,701   BANK NEW YORK MELLON CORP                                                      819,444       1,072,503
      12,658   BB+T CORP                                                                      372,058         405,815
       1,800   BEAR STEARNS COS INC                                                           131,397          18,882
       6,000   BERKLEY W R CORP                                                               187,143         166,140
       2,000   BLACKROCK INC                                                                  383,898         408,360
       1,288   BOSTON PPTYS INC                                                               128,662         118,586
       4,800   BRANDYWINE RLTY TR                                                              77,256          81,408

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Financials (Cont'd):
       3,080   BROADRIDGE FINL SOLUTIONS INC                                           $       52,817          54,208
       6,847   CAPITAL ONE FINL CORP                                                          274,221         337,009
       3,700   CB RICHARD ELLIS GROUP INC (b)                                                  84,241          80,068
      10,500   CHUBB CORP                                                                     463,686         519,540
       3,156   CINCINNATI FINL CORP                                                           121,219         120,054
       4,900   CIT GROUP INC NEW                                                              114,046          58,065
     112,015   CITIGROUP INC                                                                2,539,084       2,399,361
       1,000   CME GROUP INC                                                                  418,248         469,100
       6,622   COLONIAL BANCGROUPINC                                                          137,950          63,770
       5,400   COMERICA INC                                                                   276,711         189,432
       6,205   COMMERCE BANCORP INC N J                                                       196,189         196,189
       9,098   COUNTRYWIDE FINL CORP                                                           55,591          50,039
       9,887   DISCOVER FINL SVCS                                                             148,722         161,850
       2,500   DUKE RLTY CORP                                                                  66,038          57,025
      15,500   E TRADE FINL CORP (b)                                                           56,033          59,830
       5,416   EQUITY RESIDENTIAL                                                             174,162         224,710
       6,000   ERIE INDTY CO                                                                  310,838         307,140
         800   EVEREST REINSURANCE GROUP LTD                                                   82,500          71,624
      17,950   FEDERAL HOME LN MTG CORP                                                        54,545         454,494
       9,554   FEDERAL NATL MTG ASSN                                                          494,976         251,461
       4,281   FIDELITY NATL FINL INC                                                          72,081          78,471
       4,742   FIDELITY NATL INFORMATION SVC                                                  173,614         180,860
       7,800   FIFTH THIRD BANCORP                                                            240,184         163,176
       3,550   FIRST HORIZON NATL CORP                                                         61,393          49,736
       1,200   FOREST CITY ENTERPRISES INC                                                     54,504          44,160
         829   FORESTAR REAL ESTATE GROUP INC (b)                                              20,649          20,650
       8,545   FRANKLIN RES INC                                                               156,959         828,780
      16,500   GENERAL GROWTH PPTYS INC                                                       186,316         629,805
       5,700   GENWORTH FINL INC                                                              153,062         129,048
       9,226   GOLDMAN SACHS GROUP INC                                                      1,207,732       1,525,888
         829   GUARANTY FINL GROUP INC (b)                                                     13,251           8,804
       1,200   HANOVER INS GROUP INC                                                           51,342          49,368
       6,700   HARTFORD FINANCIAL SVCS GRP                                                    451,401         507,659
      14,500   HCP INC                                                                        241,976         490,245
      13,067   HOST HOTELS + RESORTS INC                                                      238,041         208,027
       6,400   HRPT PPTYS TR                                                                   57,603          43,072
      10,500   HUDSON CITY BANCORP INC                                                        166,268         185,640
       4,382   HUNTINGTON BANCSHARES INC                                                       68,686          47,107
       1,900   INTERCONTINENTALEXCHANGE INC (b)                                               304,918         247,950
       6,300   INVESCO LTD                                                                    169,355         153,468
       3,600   ISTAR FINL INC                                                                  63,519          50,508
       4,400   JANUS CAP GROUP INC                                                             64,273         102,388
      76,440   JPMORGAN CHASE + CO                                                          2,396,777       3,283,098
      16,200   KEYCORP NEW                                                                    328,055         355,590
       3,301   KIMCO RLTY CORP                                                                100,995         129,300
       1,352   LEGG MASON INC                                                                 111,873          75,685
      11,294   LEHMAN BROTHERS HLDGS INC                                                      459,961         425,106
       1,600   LEUCADIA NATL CORP                                                              27,592          72,352
       6,948   LINCOLN NATL CORP IN                                                           251,421         361,296
       8,000   LOEWS CORP                                                                     130,827         321,760
       1,060   M + T BK CORP                                                                   90,056          85,309
       5,400   MACK CA RLTY CORP                                                              169,534         192,834
       9,382   MANULIFE FINL CORP                                                             133,604         356,328
      11,478   MARSH + MCLENNAN COS INC                                                       302,955         279,489
       1,999   MARSHALL + ILSLEY CORP NEW                                                      40,814          46,377
       8,300   MBIA INC                                                                       101,319         101,426
      21,690   MERRILL LYNCH + CO INC                                                       1,067,569         883,651
       9,100   METLIFE INC                                                                    391,461         548,366
       5,900   MGIC INVT CORP WIS                                                             141,777          62,127
       4,400   MOODYS CORP                                                                    173,138         153,252
      21,860   MORGAN STANLEY                                                                 912,241         999,002
       4,500   NASDAQ OMX GROUP INC (b)                                                       139,568         173,970
      16,290   NATIONAL CITY CORP                                                             294,889         162,086

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Financials (Cont'd):
         600   NATIONWIDE FINL SVCS INC                                                $       19,446          28,368
       2,049   NEW YORK CMNTY BANCORP INC                                                      36,877          37,333
       3,902   NORTHERN TRUST CORP                                                            192,646         259,366
       1,900   NYMEX HLDGS INC                                                                248,881         172,197
       5,700   NYSE EURONEXT                                                                  430,399         351,747
      11,825   OLD REP INTL CORP                                                              232,156         152,661
       4,100   ONEBEACON INSURANCE GROUP LTD                                                   90,672          77,982
      15,523   PEOPLES UTD FINL INC                                                           218,427         268,703
         255   PIPER JAFFRAY COS (b)                                                            7,794           8,660
       3,485   PLUM CREEK TIMBER CO INC                                                        79,081         141,840
       7,225   PNC FINL SVCS GROUP INC                                                        415,080         473,743
      20,300   POPULAR INC                                                                    201,478         236,698
      15,300   PRICE T ROWE GROUP INC                                                         101,057         765,000
       4,150   PRINCIPAL FINANCIAL GROUP                                                      174,550         231,238
      18,348   PROGRESSIVE CORP OHIO                                                          320,780         294,852
       5,472   PROLOGIS                                                                       247,765         322,082
       9,400   PRUDENTIAL FINL INC                                                            430,241         735,550
       2,991   PUBLIC STORAGE                                                                 238,179         265,062
       5,300   RADIAN GROUP INC                                                                29,495          34,821
       3,525   RAYMOND JAMES FINANCIAL INC                                                     94,116          81,005
       2,700   REALTY INCOME CORP                                                              68,166          69,174
      14,590   REGIONS FINL CORP NEW                                                          392,701         288,153
       3,100   SAFECO CORP                                                                    153,860         136,028
      25,700   SCHWAB CHARLES CORP                                                            229,436         483,931
       5,126   SIMON PPTY GROUP INC NEW                                                       352,978         476,257
       7,400   SLM CORP (b)                                                                   190,317         113,590
       8,410   SOVEREIGN BANCORP INC                                                           81,914          78,381
       1,700   ST JOE CO                                                                       56,409          72,981
      11,735   STATE STREET CORPORATION                                                       588,179         927,065
       4,734   SUNTRUST BKS INC                                                               302,821         261,033
       9,000   SYNOVUS FINL CORP                                                               99,692          99,540
      22,900   TCF FINANCIAL CORP                                                             198,197         410,368
       7,566   TD AMERITRADE HLDG CORP (b)                                                    121,495         124,915
       2,600   TORCHMARK INC                                                                  124,633         156,286
       1,100   TRANSATLANTIC HLDGS INC                                                         71,062          72,985
      16,188   TRAVELERS COS INC                                                              607,690         774,596
       4,000   UNITRIN INC                                                                    101,606         141,360
       8,900   UNUM GROUP                                                                     167,076         195,889
      37,585   US BANCORP DEL                                                                 920,971       1,216,251
       5,092   VALLEY NATL BANCORP                                                             95,576          97,817
       2,900   VENTAS INC                                                                     129,094         130,239
       2,645   VORNADO RLTY TR                                                                218,703         228,025
      49,960   WACHOVIA CORP 2ND NEW (b)                                                    1,988,796       1,348,920
      20,988   WASHINGTON MUT INC                                                             322,584         216,176
      71,353   WELLS FARGO + CO NEW                                                           903,819       2,076,372
      26,044   WESTERN UN CO                                                                   79,377         553,956
       7,225   XL CAPITAL LTD                                                                  92,119         213,499
       3,800   ZIONS BANCORP                                                                  189,075         173,090
                                                                                       --------------   -------------
                                                                                           41,816,229      50,428,865        16.94%
  Healthcare:
      33,268   ABBOTT LABS                                                                  1,274,159       1,834,730
      18,700   AETNA INC                                                                      150,797         787,083
       7,286   ALLERGAN INC                                                                   331,496         410,858
       4,000   AMERISOURCEBERGEN CORP                                                         121,747         163,920
      25,150   AMGEN INC (b)                                                                  102,792       1,050,767
       2,000   AMYLIN PHARMACEUTICALS INC (b)                                                  64,093          58,420
       1,700   APPLERA CORP                                                                    35,346          55,862
       1,300   BARD C R INC                                                                    78,455         125,320
       4,800   BARR PHARMACEUTICALS INC (b)                                                   241,320         231,888
      16,800   BAXTER INTL INC                                                                578,285         971,376
       6,500   BECTON DICKINSON + CO                                                          417,630         558,025
      10,950   BIOGEN IDEC INC (b)                                                            149,970         675,506

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Healthcare (Cont'd):
      21,050   BOSTON SCIENTIFIC CORP (b)                                              $      279,536         270,914
      41,800   BRISTOL MYERS SQUIBB CO                                                      1,052,153         890,340
       7,335   CARDINAL HEALTH INC                                                            403,937         385,161
       9,336   CELGENE CORP (b)                                                               254,961         572,203
       1,200   CEPHALON INC (b)                                                                78,269          77,280
       6,600   CIGNA CORP                                                                     107,215         267,762
       1,400   COVANCE INC (b)                                                                 82,457         116,158
       2,546   COVENTRY HEALTH CARE INC (b)                                                   100,005         102,731
       8,625   COVIDIEN LTD                                                                   267,365         381,656
       3,225   DAVITA INC (b)                                                                 123,269         154,026
       5,400   EXPRESS SCRIPTS INC (b)                                                        130,689         347,328
       7,650   FOREST LABS INC (b)                                                            294,683         306,077
       9,400   GENENTECH INC (b)                                                              505,049         763,092
       5,200   GENZYME CORP (b)                                                               283,372         387,608
      23,760   GILEAD SCIENCES INC (b)                                                        612,573       1,224,353
       3,152   GLAXOSMITHKLINE PLC (d)                                                         76,079         133,739
      10,600   HEALTH MGMT ASSOC (b)                                                           68,741          56,074
       2,450   HEALTH NET INC (b)                                                              64,669          75,460
       1,300   HILL ROM HLDGS (b)                                                              71,162          62,140
       6,000   HLTH CORP (b)                                                                   58,236          57,240
       6,817   HOLOGIC INC (b)                                                                325,224         379,025
       2,005   HOSPIRA INC (b)                                                                 50,661          85,754
       3,900   HUMANA INC (b)                                                                  39,107         174,954
       1,300   IMCLONE SYS INC (b)                                                             38,989          55,146
       4,400   IMS HEALTH INC                                                                 108,416          92,444
         700   INTUITIVE SURGICAL INC (b)                                                     171,284         227,045
       2,500   INVITROGEN CORP (b)                                                            164,832         213,675
      64,179   JOHNSON + JOHNSON                                                            2,252,703       4,163,292
       1,931   KINETIC CONCEPTS INC (b)                                                        71,019          89,270
       9,700   KING PHARMACEUTICALS INC (b)                                                   103,405          84,390
       3,400   LABORATORY CORP AMER HLDGS (b)                                                  99,252         250,512
      21,794   LILLY ELI + CO                                                                 954,591       1,124,352
       1,950   LINCARE HLDGS INC (b)                                                           58,492          54,815
       6,300   MCKESSON CORP                                                                  258,943         329,931
      10,756   MEDCO HEALTH SOLUTIONS INC (b)                                                 182,933         471,005
      27,050   MEDTRONIC INC                                                                  100,935       1,308,409
      48,986   MERCK + CO INC                                                               1,785,846       1,859,019
       8,400   MILLENNIUM PHARMACEUTICALS (b)                                                 115,374         129,864
         953   MILLIPORE CORP (b)                                                              60,735          64,242
       6,800   MYLAN INC                                                                       81,695          78,880
       2,600   PATTERSON COS INC (b)                                                           87,927          94,380
       1,900   PDL BIOPHARMA INC                                                               30,868          20,121
     156,275   PFIZER INC                                                                   1,329,359       3,270,836
       1,400   PHARMACEUTICAL PROD DEV INC                                                     32,993          58,660
       3,950   QUEST DIAGNOSTICS INC                                                          166,762         178,817
      33,503   SCHERING PLOUGH CORP                                                           635,655         482,778
       3,074   SEPRACOR INC (b)                                                                81,275          60,004
      12,600   SERVICE CORP INTL                                                               90,438         127,764
       7,039   ST JUDE MED INC (b)                                                            200,879         304,014
      13,850   STRYKER CORP                                                                    53,452         900,943
      12,900   TENET HEALTHCARE CORP (b)                                                       56,567          73,014
       2,157   TEVA PHARMACEUTICAL INDS LTD (d)                                                40,824          99,632
      28,670   UNITEDHEALTH GROUP INC                                                         757,185         985,101

         600   UNIVERSAL HEALTH SVCS INC                                                       27,330          32,214
       5,800   VARIAN MED SYS INC (b)                                                         213,788         271,672
       5,200   VCA ANTECH INC (b)                                                             170,352         142,220
       3,000   VERTEX PHARMACEUTICALS INC (b)                                                  74,805          71,670
       2,175   WATSON PHARMACEUTICALS INC (b)                                                  50,706          63,771
       1,400   WELLCARE HEALTH PLANS INC (b)                                                   49,539          54,530
      12,749   WELLPOINT INC (b)                                                              580,688         562,613
      29,967   WYETH                                                                        1,252,227       1,251,422
       4,674   ZIMMER HOLDINGS INC (b)                                                        292,291         363,918
                                                                                       --------------   -------------
                                                                                           21,760,852      34,261,213        11.51%

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Industrials:
      14,250   3M CO                                                                   $    1,021,177       1,127,888
       4,210   AGCO CORP (b)                                                                  174,615         252,095
       1,950   ALLIED WASTE INDUSTRIES INC (b)                                                 11,573          21,080
       3,832   AMR CORP DEL (b)                                                                45,269          34,565
       2,400   APOLLO GROUP INC (b)                                                           149,220         103,680
       1,700   AVERY DENNISON CORP                                                             90,518          83,725
         900   BE AEROSPACE INC (b)                                                            47,822          31,455
       6,200   BLOCK H + R INC                                                                 58,017         128,712
      18,700   BOEING CO                                                                      442,349       1,390,719
       7,947   BURLINGTON NORTHN SANTA FE                                                     362,943         732,872
       1,400   CARLISLE COS INC                                                                47,448          46,816
      13,904   CATERPILLAR INC                                                                528,647       1,088,544
       3,700   CINTAS CORP                                                                    122,389         105,598
       5,400   CON WAY INC                                                                    151,343         267,192
       4,300   CONTINENTAL AIRLS INC (b)                                                      102,190          82,689
       3,900   CONVERGYS CORP (b)                                                              69,089          58,734
       2,900   COOPER INDUSTRIES LTD                                                          158,649         116,435
       1,200   COPA HOLDINGS S A                                                               46,086          45,732
      12,075   CRANE CO                                                                       203,612         487,226
      10,200   CSX CORP                                                                       107,400         571,914
       6,000   CUMMINS INC                                                                    184,025         280,920
       5,000   DANAHER CORP                                                                   273,950         380,150
       9,300   DEERE + CO                                                                     330,625         748,092
       1,000   DELTA AIR LINES INC DE (b)                                                      13,515           8,600
       1,000   DEVRY INC DEL                                                                   19,142          41,840
       3,893   DISCOVERY HLDG CO (b)                                                           45,381          82,609
      15,100   DOMTAR CORP (b)                                                                120,272         103,133
       1,600   DONALDSON CO INC                                                                63,715          64,448
       7,200   DONNELLEY R R + SONS CO                                                        218,835         218,232
       5,925   DOVER CORP                                                                     251,755         247,547
       6,700   DUN + BRADSTREET CORP DEL NEW                                                  166,516         545,246
       3,100   EATON CORP                                                                     112,467         246,977
      19,700   EMERSON ELEC CO                                                                559,227       1,013,762
       1,397   ENERGIZER HLDGS INC (b)                                                         87,823         126,401
       3,600   EXPEDITORS INTL WA INC                                                         151,918         162,648
       1,700   FASTENAL CO                                                                     55,759          78,081
      11,175   FEDEX CORP                                                                     222,098       1,035,587
      10,450   FISERV INC (b)                                                                  94,244         502,541
       1,300   FLOWSERVE CORP                                                                 119,620         135,694
       3,675   FLUOR CORP NEW                                                                  96,907         518,763
       2,800   FOSTER WHEELER LTD (b)                                                         172,525         158,536
       1,400   GATX CORPORATION                                                                24,276          54,698
       7,700   GENERAL DYNAMICS CORP                                                          392,062         641,949
     232,200   GENERAL ELEC CO                                                              5,624,827       8,593,722
       1,000   GENERALE CABLE CORP (b)                                                         71,390          59,070
       5,050   GENUINE PARTS CO                                                               153,969         203,111
       3,700   GOODRICH CORP                                                                  111,298         212,787
       4,100   GRACO INC                                                                      162,258         148,666
       1,700   GRAINGER W W INC                                                                74,317         129,863
       2,200   HARSCO CORP                                                                     59,517         121,836
      15,000   HONEYWELL INTL INC                                                             401,329         846,300
       1,400   HUBBELL INC                                                                     56,152          61,166
       2,100   HUNT J B TRANS SVCS INC                                                         40,530          66,003
      11,924   ILLINOIS TOOL WKS INC                                                          497,186         575,095
       3,100   INGERSOLL RAND COMPANY LIMITED                                                 141,992         138,198
       3,600   ITT CORP NEW                                                                   168,296         186,516
       1,300   ITT EDL SVCS INC (b)                                                            52,038          59,709
       5,468   JACOBS ENGR GROUP INC (b)                                                      167,658         402,390
       2,238   JOY GLOBAL INC                                                                 102,549         145,828
       2,400   KBR INC                                                                         95,604          66,552
       2,700   L 3 COMMUNICATIONS HLDG CORP                                                   176,123         295,218
       1,200   LANDSTAR SYS INC                                                                38,351          62,592
       9,100   LOCKHEED MARTIN CORP                                                           510,446         903,630

                          CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Industrials (Cont'd):
       2,600   MANITOWOC INC                                                           $      107,595         106,080
       1,475   MANPOWER INC WIS                                                                66,373          82,984
       9,300   MASCO CORP                                                                     186,431         184,419
       1,800   MASTERCARD INC                                                                 193,005         401,382
       4,400   MCDERMOTT INTL INC (b)                                                         194,146         241,208
       3,000   MONSTER WORLDWIDE INC (b)                                                       89,215          72,630
      11,060   NORFOLK SOUTHN CORP                                                            379,107         600,779
       7,692   NORTHROP GRUMMAN CORP                                                          459,008         598,515
       1,400   OSHKOSH CORP                                                                    55,203          50,792
       1,700   OVERSEAS SHIPHOLDING GROUP INC                                                 109,761         119,068
       2,500   OWENS CORNING NEW (b)                                                           51,313          45,325
      10,489   PACCAR INC                                                                     186,765         472,005
       2,200   PALL CORP                                                                       55,214          77,154
       3,950   PARKER HANNIFIN CORP                                                           212,565         273,617
       2,200   PENTAIR INC                                                                     72,761          70,180
       1,497   PHH CORP (b)                                                                    10,184          26,093
      10,200   PITNEY BOWES INC                                                               328,150         357,204
       4,000   PRECISION CASTPARTS CORP                                                        45,286         408,320
       8,800   RAYTHEON CO                                                                    335,791         568,568
       6,975   REPUBLIC SVCS INC                                                              125,531         203,949
       4,400   REYNOLDS AMERN INC                                                             123,818         259,732
       3,300   ROBERT HALF INTL INC                                                            85,171          84,942
       7,250   ROCKWELL AUTOMATION INC                                                        102,173         416,295
       2,714   ROCKWELL COLLINS INC                                                            75,092         155,105
       2,100   SHAW GROUP INC (b)                                                             109,854          98,994
       2,400   SKYWEST INC                                                                     26,040          50,688
       9,875   SOUTHWEST AIRLS CO                                                             128,598         122,450
       1,400   SPX CORP                                                                        92,591         146,860
         600   STERICYCLE INC (b)                                                              20,003          30,900
       2,500   SUNPOWER CORP (b)                                                              145,963         186,275
         900   TELEFLEX INC                                                                    48,465          42,939
       2,100   TEREX CORP NEW (b)                                                             114,143         131,250
       4,350   TEXTRON INC                                                                    118,864         241,077
       4,355   TOTAL SYS SVCS INC                                                             128,271         103,039
       1,500   TRINITY INDS INC                                                                41,498          39,975
       5,325   TYCO ELECTRONICS LTD                                                           109,028         182,754
      11,325   TYCO INTERNATIONAL LTD BERMUDA                                                 377,850         498,866
       2,800   UAL CORP                                                                        69,030          60,284
       5,700   UNION PAC CORP (b)                                                             436,933         714,666
      13,900   UNITED PARCEL SVC INC                                                          996,596       1,014,978
      23,250   UNITED TECHNOLOGIES CORP                                                     1,021,959       1,600,065
      18,200   US AWYS GROUP INC (b)                                                          221,923         162,162
       1,400   USG CORP (b)                                                                    53,207          51,548
       3,200   WALTER INDS INC                                                                 86,512         200,416
      10,950   WASTE MGMT INC DEL                                                             214,223         367,482
         600   WEIGHT WATCHERS INTL INC NEW                                                    23,424          27,798
       3,000   YRC WORLDWIDE INC (b)                                                           51,195          39,360
                                                                                       --------------   -------------
                                                                                           24,708,660      39,443,546        13.25%

Information technology:
       7,800   ACCENTURE LTD BERMUDA                                                          307,717         274,326
       4,000   ACTIVISION INC NEW (b)                                                          33,204         109,240
      15,624   ADOBE SYS INC (b)                                                              374,459         556,058
       1,500   AFFILIATED COMPUTER SVCS INC (b)                                                70,406          75,165
      10,400   AGILENT TECHNOLOGIES INC (b)                                                   250,955         310,232
       4,242   AKAMAI TECHNOLOGIES INC (b)                                                    133,995         119,455
       6,400   ALTERA CORP                                                                    120,963         117,952
       3,100   AMDOCS LTD (b)                                                                 101,572          87,916
       4,000   AMPHENOL CORP NEW                                                              168,180         149,000
      11,100   ANALOG DEVICES INC                                                              99,557         327,672
      19,000   APPLE INC (b)                                                                  691,903       2,726,500
      27,800   APPLIED MATERIALS INC                                                          391,284         542,378
       2,200   ARROW ELECTRS INC (b)                                                           73,136          74,030

                          CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Information technology (Cont'd):
       6,666   ASML HOLDING N V (b)                                                    $       45,620         165,383
       7,986   AUTODESK INCORPORATED (b)                                                      285,037         251,399
       8,722   AUTOMATIC DATA PROCESSING INC                                                  294,057         369,726
       2,800   AVNET INC (b)                                                                  100,394          91,644
       8,700   BEA SYS INC (b)                                                                 91,181         166,605
       3,350   BMC SOFTWARE INC (b)                                                            58,044         108,942
       8,862   BROADCOM CORP (b)                                                              186,971         170,771
      10,925   CA INC                                                                         208,510         245,813
      11,200   CADENCE DESIGN SYS INC (b)                                                     184,491         119,616
       1,400   CIENA CORP (b)                                                                  47,635          43,162
     136,850   CISCO SYS INC (b)                                                              774,343       3,296,717
       3,234   CITRIX SYS INC (b)                                                              25,998          94,853
       5,100   COGNIZANT TECHNOLOGY SOLUTIONS (b)                                              77,624         147,033
       2,074   COMMSCOPE INC (b)                                                               90,418          72,237
       6,922   COMPUTER SCIENCES CORP (b)                                                     331,088         282,348
       8,000   COMPUWARE CORP (b)                                                              54,024          58,720
      39,200   CORNING INC                                                                    490,464         942,368
       2,700   CYPRESS SEMICONDUCTOR CORP (b)                                                  39,334          63,747
      46,150   DELL INC (b)                                                                 1,154,680         919,308
      24,400   EBAY INC (b)                                                                   356,540         728,096
       5,400   ELECTRONIC ARTS INC (b)                                                        275,076         269,568
       8,000   ELECTRONIC DATA SYS CORP NEW                                                   176,587         133,200
      45,910   EMC CORP (b)                                                                   396,942         658,349
       3,700   EMULEX CORP (b)                                                                 49,943          60,088
       1,400   F5 NETWORKS INC (b)                                                             32,375          25,438
         700   FAIR ISAAC CORPORATION                                                          23,898          15,064
       1,600   FAIRCHILD SEMICONDUCTOR INTL (b)                                                21,840          19,072
         600   FIRST SOLAR INC (b)                                                             57,681         138,684
       7,983   FLEXTRONICS INTERNATIONAL LTD (b)                                               89,720          74,960
       4,967   GOOGLE INC (b)                                                               1,806,992       2,187,814
       2,800   HARRIS CORP DEL                                                                 37,337         135,884
      58,327   HEWLETT PACKARD CO                                                           1,151,449       2,663,211
       5,420   IAC INTERACTIVECORP (b)                                                        144,989         112,519
       6,110   INTEGRATED DEVICE TECHNOLOGY (b)                                                79,318          54,562
     131,000   INTEL CORP                                                                     777,868       2,774,580
      32,600   INTERNATIONAL BUSINESS MACHS                                                 2,820,072       3,753,564
       7,800   INTERSIL CORP                                                                  123,552         200,226
       6,800   INTUIT (b)                                                                     158,628         183,668
       8,200   JABIL CIRCUIT INC                                                              144,077          77,572
      14,267   JUNIPER NETWORKS INC (b)                                                       289,096         356,675
       3,000   KLA TENCOR CORP                                                                101,654         111,300
       3,000   LAM RESH CORP (b)                                                               83,706         114,660
       1,800   LEXMARK INTL INC (b)                                                            75,928          55,296
       4,600   LINEAR TECHNOLOGY CORP                                                         143,858         141,174
      84,620   LSI CORP (b)                                                                   392,869         418,869
       2,900   MCAFEE INC (b)                                                                  65,012          95,961
       8,314   MEMC ELECTR MATLS INC (b)                                                      262,498         589,463
      14,567   METAVANTE TECHNOLOGIES INC (b)                                                 329,584         291,194
       5,400   MICROCHIP TECHNOLOGY INC                                                       101,340         176,742
       8,800   MICRON TECHNOLOGY INC (b)                                                       68,191          52,536
     181,350   MICROSOFT CORP                                                               2,189,567       5,146,713
       2,100   MOLEX INC                                                                       57,992          48,636
      47,113   MOTOROLA INC                                                                   529,353         438,151
       5,600   NATIONAL SEMICONDUCTOR CORP                                                    101,536         102,592
       2,875   NAVTEQ CORP (b)                                                                 91,103         195,500
       4,000   NCR CORP NEW (b)                                                                85,604          91,320
       8,800   NETAPP INC (b)                                                                 216,784         176,440
       5,200   NOVELL INC (b)                                                                  31,071          32,708
       2,800   NOVELLUS SYS INC (b)                                                            70,810          58,940
      17,750   NVIDIA CORP (b)                                                                191,401         351,273
      93,762   ORACLE CORP (b)                                                                256,960       1,833,985
      19,197   PAYCHEX INC                                                                     54,016         657,689
       1,400   PERKINELMER INC                                                                 25,256          33,950

                          CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Information technology (Cont'd):
       2,600   POLYCOM INC (b)                                                         $       26,520          58,604
       5,700   QLOGIC CORP (b)                                                                 82,128          87,495
      30,550   QUALCOMM INC                                                                   689,108       1,252,550
       4,500   RAMBUS INC DEL (b)                                                              79,087         104,895
       4,200   RED HAT INC (b)                                                                 61,669          77,238
       1,600   ROPER INDS                                                                     104,136          95,104
       2,000   SALESFORCE COM INC (b)                                                          95,186         115,740
       2,500   SANDISK CORP (b)                                                                61,884          56,425
      12,700   SEAGATE TECHNOLOGY                                                             326,124         265,938
      12,956   SUN MICROSYSTEMS INC (b)                                                       214,445         201,207
      21,819   SYMANTEC CORP (b)                                                              187,612         362,632
       1,500   SYNOPSYS INC (b)                                                                24,907          34,065
       6,450   TELLABS INC (b)                                                                 37,637          35,153
       2,000   TERADATA CORP (b)                                                               38,279          44,120
      30,200   TEXAS INSTRS INC                                                               640,718         853,754
       9,400   THERMO FISHER SCIENTIFIC INC (b)                                               250,057         534,296
       6,600   UNISYS CORP (b)                                                                 38,907          29,238
      10,900   VERISIGN INC (b)                                                                60,947         362,316
         600   VMWARE INC (b)                                                                  53,793          25,692
       2,600   WATERS CORP (b)                                                                 60,997         144,820
       5,900   WESTERN DIGITAL CORP (b)                                                        91,433         159,536
      30,850   XEROX CORP                                                                     412,830         461,825
      13,050   XILINX INC                                                                      92,297         309,938
      25,440   YAHOO INC (b)                                                                  475,583         735,979
                                                                                       --------------   -------------
                                                                                           26,103,595      45,326,761        15.22%
Materials:
       3,450   AIR PRODS + CHEMS INC                                                          178,299         317,400
       4,316   AK STL HLDG CORP                                                               137,899         234,877
      18,700   ALCOA INC                                                                      529,300         674,322
       1,900   ALLEGHENY TECHNOLOGIES INC                                                     144,994         135,584
       6,200   ARCH COAL INC                                                                   55,785         269,700
       3,032   BALL CORP                                                                       70,662         139,290
       4,200   BEMIS CO INC                                                                    93,645         106,806
       3,384   CONSOL ENERGY INC                                                              101,377         234,139
       4,300   CROWN HLDGS INC (b)                                                             74,494         108,188
       3,537   CYTEC INDS INC                                                                 195,563         190,467
      21,450   DOW CHEM CO                                                                    762,163         790,433
      21,925   DU PONT E I DE NEMOURS + CO                                                    935,063       1,025,213
       1,911   EAGLE MATLS INC                                                                  1,727          67,936
       1,000   EASTMAN CHEM CO                                                                 32,854          62,450
       3,671   ECOLAB INC                                                                     140,788         159,432
       9,748   FREEPORT MCMORAN COPPER + GOLD                                                 489,522         937,953
       5,100   HUNTSMAN CORP                                                                   96,099         120,105
      11,231   INTERNATIONAL PAPER CO                                                         394,747         305,483
      12,425   INTRNTNL FLAVRS + FRAGRNCS INC                                                 267,293         547,321
       8,500   LOUISIANA PAC CORP                                                              81,568          78,030
         500   LUBRIZOL CORP                                                                   18,193          27,755
         700   MARTIN MARIETTA MATLS INC                                                       27,965          74,319
         800   MASSEY ENERGY CORP                                                              31,132          29,200
       4,175   MEADWESTVACO CORP                                                               95,626         113,644
      12,716   MONSANTO CO NEW                                                                158,350       1,417,834
       3,000   MOSAIC CO (b)                                                                   74,386         307,800
      11,800   NEWMONT MNG CORP                                                               298,257         534,540
       8,800   NUCOR CORP                                                                     154,139         596,112
       5,900   OM GROUP INC (b)                                                                26,535         321,786
       4,950   OWENS ILL INC (b)                                                               91,031         279,329
       2,000   PACKAGING CORP AMER                                                             50,382          44,660
       2,450   PACTIV CORP (b)                                                                 22,665          64,215
         720   PATRIOT COAL CORPORATION (b)                                                    14,204          33,818
       7,200   PEABODY ENERGY CORP                                                            208,428         367,200
       3,086   PPG INDS INC                                                                   144,348         186,734

                          CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Materials (Cont'd):
       5,350   PRAXAIR INC                                                             $      200,757         450,631
       5,446   RAYONIER INC                                                                   117,391         236,574
       3,000   ROHM + HAAS CO                                                                 117,514         162,240
      11,000   RPM INTL INC                                                                   113,012         230,340
       1,000   SCOTTS MIRACLE GRO CO                                                           35,215          32,420
       2,100   SEALED AIR CORP NEW                                                             51,587          53,025
      18,200   SMURFIT STONE CONTAINER CORP (b)                                               203,147         140,140
       5,200   SONOCO PRODS CO                                                                127,607         148,876
       1,000   SOUTHERN COPPER CORP DEL                                                       110,365         103,830
       3,600   STEEL DYNAMICS INC                                                              87,525         118,944
       2,489   TEMPLE INLAND INC                                                               48,350          31,660
       4,049   TITANIUM METALS CORP                                                           107,987          60,937
       2,100   UNITED STS STL CORP NEW                                                        133,602         266,427
       2,157   VULCAN MATLS CO                                                                120,017         143,225
                                                                                       --------------   -------------
                                                                                            7,773,554      13,083,342         4.39%

Telecommunication services:
       7,450   AMERICAN TOWER CORP (b)                                                        148,350         292,115
     136,015   AT+T INC                                                                     3,513,060       5,209,375
       7,450   CENTURYTEL INC                                                                 200,627         247,638
      11,525   CITIZENS COMMUNICATIONS CO                                                      88,166         120,897
       2,800   CROWN CASTLE INTL CORP (b)                                                      77,771          96,572
       1,140   ECHOSTAR CORP (b)                                                               36,944          33,676
       2,792   EMBARQ CORP                                                                     64,587         111,959
       8,000   JDS UNIPHASE CORP (b)                                                          111,480         107,120
         700   LEAP WIRELESS INTL INC (b)                                                      36,068          32,620
      34,500   LEVEL 3 COMMUNICATIONS INC (b)                                                 107,123          73,140
       7,353   LIBERTY GLOBAL INC (b)                                                         190,626         250,590
      38,300   QWEST COMMUNICATIONS INTL INC                                                  188,069         173,499
      59,859   SPRINT NEXTEL CORP (b)                                                         686,821         400,457
       1,300   TELEPHONE + DATA SYS INC                                                        26,702          51,051
       1,300   TELEPHONE + DATA SYS INC                                                        26,702          48,490
       6,200   TIME WARNER CABLE INC (b)                                                      158,565         154,876
       3,980   UNITED STATES CELLULAR CORP (b)                                                166,990         218,900
      62,487   VERIZON COMMUNICATIONS                                                       2,209,468       2,277,651
      12,762   VODAFONE GROUP PLC NEW (d)                                                     147,191         376,607
      11,424   WINDSTREAM CORP                                                                138,133         136,517
                                                                                       --------------   -------------
                                                                                            8,323,441      10,413,749         3.50%

Utilities:
      19,186   AES CORP (b)                                                                   265,922         319,831
         700   AGL RES INC                                                                     19,621          24,024
       3,000   ALLEGHENY ENERGY INC                                                           168,525         151,500
       5,400   AMEREN CORP                                                                    209,724         237,816
       5,000   AMERICAN ELEC PWR INC                                                          197,483         208,150
       2,488   AQUA AMER INC                                                                   53,260          46,725
       5,800   CENTERPOINT ENERGY INC                                                          66,308          82,766
      16,100   CMS ENERGY CORP                                                                228,933         217,994
       2,600   CONSOLIDATED EDISON INC                                                        111,427         103,220
       3,115   CONSTELLATION ENERGY GROUP INC                                                 183,052         274,961
      10,962   DOMINION RES INC VA NEW                                                        379,225         447,688
       2,700   DTE ENERGY CO                                                                  103,060         105,003
      25,913   DUKE ENERGY HLDG CORP                                                          330,344         462,547
       8,700   DYNEGY INC DEL (b)                                                              61,901          68,643
       9,425   EDISON INTL                                                                    108,441         462,014
       8,700   ENTERGY CORP NEW                                                               170,652         948,996
      14,732   EXELON CORP                                                                    716,434       1,197,270
       5,400   FIRSTENERGY CORP                                                               267,757         370,548
      11,372   FPL GROUP INC                                                                  545,463         713,479
       5,500   INTEGRYS ENERGY GROUP INC                                                      270,140         256,520
       7,200   MIRANT CORP NEW (b)                                                            263,250         262,008
       2,900   NALCO HLDG CO                                                                   58,310          61,335
       1,500   NATIONAL FUEL GAS CO N J                                                        38,322          70,815
       7,800   NISOURCE INC                                                                   128,106         134,472

                          CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Utilities (Cont'd):
       2,600   NORTHEAST UTILS                                                         $       64,649          63,804
       3,400   NRG ENERGY INC (b)                                                             145,569         132,566
       2,400   OGE ENERGY CORP                                                                 43,344          74,808
       2,128   PEPCO HLDGS INC                                                                 49,590          52,604
       9,800   PG+E CORP                                                                      131,785         360,836
       1,300   PIEDMONT NAT GAS INC                                                            31,174          34,138
       2,400   PINNACLE WEST CAP CORP                                                          71,637          84,192
       6,987   PPL CORP                                                                       232,359         320,843
       3,650   PROGRESS ENERGY INC                                                            128,273         152,205
      12,600   PUBLIC SVC ENTERPRISE GROUP                                                    430,137         506,394
       7,350   PUGET ENERGY INC                                                               149,926         190,145
       5,800   QUESTAR CORP                                                                    66,188         328,048
      12,600   RELIANT ENERGY INC (b)                                                         161,722         297,990
       5,200   SEMPRA ENERGY                                                                  286,272         277,056
      13,000   SOUTHERN CO                                                                    334,396         462,930
       7,200   SOUTHWESTERN ENERGY CO (b)                                                     107,060         242,568
      12,306   SPECTRA ENERGY CORP                                                            218,732         279,962
       7,600   TECO ENERGY INC                                                                 90,842         121,220
       4,000   TRANE INC                                                                      116,253         183,600
       3,000   UGI CORP NEW                                                                    48,600          74,760
      12,975   WISCONSIN ENERGY CORP                                                          250,183         570,770
      12,125   XCEL ENERGY INC                                                                108,918         241,894
                                                                                       --------------   -------------
                                                                                            8,213,266      12,281,656         4.13%

Cash equivalents:
     841,626   SSGA MONEY MARKET FUND, current rate 2.80%                                     841,626         841,626
                                                                                       --------------   -------------
                                                                                              841,626         841,626         0.28%
                                                                                       --------------   -------------   ----------
                           Grand total (c)                                             $  198,846,936     300,287,702       100.86%
                                                                                       ==============   =============   ==========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the December 31, 2007 financial statements.

      (b)   Currently non-income producing assets.

      (c) At March 31, 2008, the cost for Federal income tax purposes was $198,846,936. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                  Gross unrealized appreciation                                        $  108,781,340

                  Gross unrealized depreciation                                            (7,182,443)
                                                                                       --------------
                     Net unrealized appreciation                                       $  101,598,897
                                                                                       ==============

      (d) Foreign security values are stated in U.S. dollars. As of March 31, 2008, the value of foreign securities represented 0.345% of net assets.

Other information:

            Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calculate the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business of the New York Stock exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

                          CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2008

Investments in Securities

               Valuation at Value
               Level 1 - 299,446,076
               Level 2 - 841,626
               Level 3 - 0
                         -----------
               Total     300,287,702
                         ===========

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Common stocks:

 Consumer discretionary:
       5,000   4 KIDS ENTERTAINMENT INC (b)                                                    66,823          48,850
      24,450   ANDERSONS INC                                                                1,014,199       1,090,715
      69,780   ANNTAYLOR STORES CORP (b)                                                    2,220,663       1,687,280
      10,850   BUILD A BEAR WORKSHOP INC (b)                                                  159,741          98,627
      51,770   CHARLOTTE RUSSE HLDG INC (b)                                                   781,733         897,692
      96,300   COOPER TIRE & RUBR CO                                                        1,557,130       1,441,611
      12,940   DOLLAR TREE INC (b)                                                            370,181         357,015
      40,600   FEDERAL SIGNAL CORP                                                            432,873         566,776
      14,000   GAYLORD ENTMT CO NEW (b)                                                       525,058         424,060
      23,500   HANESBRANDS INC (b)                                                            550,908         686,200
      71,945   HELEN OF TROY LTD (b)                                                        1,586,303       1,206,518
     170,800   JO ANN STORES INC (b)                                                        2,352,688       2,515,884
      62,590   MEDIA GEN INC                                                                1,917,920         877,512
       5,450   MONRO MUFFLER BRAKE INC                                                         90,143          92,105
      12,900   ORIENT EXPRESS HOTELS LTD                                                      441,491         556,764
      36,550   PHILLIPS VAN HEUSEN CORP                                                     1,478,460       1,385,976
      46,950   RED ROBIN GOURMET BURGERS INC (b)                                            1,738,013       1,763,912
      32,000   SAKS INC (b)                                                                   661,452         399,040
      12,000   SNAP ON INC                                                                    552,421         610,200
      34,310   STAGE STORES INC                                                               587,377         555,822
      25,875   STAMPS COM INC (b)                                                             297,427         265,478
      43,000   TEMPUR PEDIC INTL INC                                                          790,495         473,000
      40,000   TRIARC COS INC                                                                 616,131         252,000
      26,395   TUPPERWARE BRANDS CORP                                                         582,622       1,020,959
       9,500   TURBOCHEF TECHNOLOGIES INC (b)                                                  58,116          61,940
      15,690   UNIVERSAL ELECTRS INC (b)                                                      383,890         379,855
      11,850   VAIL RESORTS INC (b)                                                           430,566         572,237
      13,000   WABCO HLDGS INC                                                                614,201         593,060
      16,250   WABTEC                                                                         431,366         611,975
      24,000   WYNDHAM WORLDWIDE CORP                                                         691,325         496,320
                                                                                       --------------   -------------
                                                                                           23,981,715      21,989,379        10.14%
 Consumer staples:
      72,156   ELIZABETH ARDEN INC (b)                                                      1,430,105       1,439,512
      27,000   FLOWERS FOODS INC                                                              511,723         668,250
      32,800   LONGS DRUG STORES CORP                                                       1,645,279       1,392,688
      13,500   MEDIFAST INC (b)                                                                60,246          57,105
      28,450   MONTEREY GOURMET FOODS INC (b)                                                 121,160          87,057
      40,350   OMEGA PROTEIN CORP (b)                                                         326,126         550,778
      65,000   SALLY BEAUTY HLDGS INC (b)                                                     562,956         448,500
      91,200   TREEHOUSE FOODS INC (b)                                                      2,044,819       2,084,832
                                                                                       --------------   -------------
                                                                                            6,702,414       6,728,722         3.10%
Energy:
      65,455   ATP OIL & GAS CORPORATION (b)                                                2,657,744       2,141,688
      21,320   ATWOOD OCEANICS INC (b)                                                      1,446,805       1,955,470
      18,200   BRIGHAM EXPL CO (b)                                                            111,280         110,474
      16,135   CALLON PETE CO DEL (b)                                                         276,483         291,882
      20,000   COMSTOCK RES INC (b)                                                           591,439         806,000
      34,000   EXCO RES INC (b)                                                               570,189         629,000
      15,750   FOREST OIL CORP (b)                                                            589,650         771,120
      22,000   GOODRICH PETE CORP (b)                                                         668,990         661,760
      21,810   GULFMARK OFFSHORE INC (b)                                                    1,081,105       1,193,443
      28,850   HERCULES OFFSHORE INC (b)                                                      666,294         724,712
      15,900   OMNI ENERGY SVCS CORP (b)                                                       61,087          58,830
      14,000   PLAINS EXPL & PRODTN CO (b)                                                    615,865         743,960
      13,000   SANDRIDGE ENERGY INC (b)                                                       508,018         508,950
      56,500   T 3 ENERGY SVCS INC (b)                                                      2,283,327       2,404,640
      50,025   T.G.C. INDUSTRIES INC (b)                                                      451,303         422,211
      21,000   TESCO CORP (b)                                                                 552,977         502,950
      46,300   TETRA TECHNOLOGIES INC DEL (b)                                                 744,356         733,392
      13,400   UNIT CORP (b)                                                                  664,795         759,110
      15,000   WHITING PETE CORP NEW (b)                                                      643,412         969,750
      28,500   WILLBROS GROUP INC (b)                                                         484,446         872,100
                                                                                       --------------   -------------
                                                                                           15,669,564      17,261,442         7.96%

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Financials:
      46,300   ABINGTON BANCORP INC PENN                                                      441,013         477,816
      19,650   ALEXANDRIA REAL ESTATE EQUIT                                                 1,811,189       1,821,948
     234,645   ANWORTH MTG ASSET CORP 1                                                     1,664,660       1,438,374
      28,700   ASTORIA FINL CORP                                                              695,337         779,492
      30,000   BANKFINANCIAL CORP                                                             512,714         477,300
      28,000   BROADRIDGE FINL SOLUTIONS INC                                                  458,289         492,800
       9,500   CENTRUE FINL CORP NEW                                                          176,102         185,250
      20,000   CITIZENS FIRST BANCORP INC                                                     478,265         215,000
      24,950   COGDELL SPENCER INC                                                            422,322         392,214
      10,200   COLUMBIA BKY SYS INC                                                           249,597         228,276
      37,750   COMMUNITY TR BANCORP INC                                                     1,139,080       1,106,075
      30,050   CORPORATE OFFICE PPTYS TR                                                    1,143,654       1,009,981
      45,375   CRM HOLDINGS LTD (b)                                                           342,123         227,329
       4,241   DEERFIELD CAP CORP                                                               6,022           5,980
       3,000   DIAMONDROCK HOSPITALITY CO                                                      37,424          38,010
      34,500   EASTERN INS HLDGS INC                                                          454,633         499,560
      23,200   EASTERN INS HLDGS INC                                                          352,723         335,936
      22,015   EASTGROUP PPTYS INC                                                            945,620       1,022,817
      75,283   ENCORE CAP GROUP INC (b)                                                       802,303         511,924
      47,000   EPOCH HLDG CORP                                                                635,624         563,060
      24,100   ESSA BANCORP INC (b)                                                           279,547         283,175
       5,400   FINANCIAL INSTNS INC                                                           104,529         102,330
      84,000   FIRST NIAGARA FINL GROUP INC                                                 1,211,964       1,141,560
      27,000   FORESTAR REAL ESTATE GROUP INC (b)                                             636,481         672,570
      36,000   GUARANTY FINL GROUP INC (b)                                                    517,770         382,320
      34,080   HOME FED BANCORP INC MD                                                        450,267         408,619
      17,500   INTEGRA BK CORP                                                                242,113         283,500
     113,000   IPC HOLDINGS LTD BERMUDA (d)                                                 2,822,244       3,164,000
      23,000   JEFFRIES GROUP INC NEW                                                         596,052         370,990
     121,000   KITE RLTY GROUP TR                                                           1,719,446       1,694,000
      18,850   MB FINL INC                                                                    628,262         580,203
      92,464   MFA MTG INVTS INC                                                              740,824         582,523
      17,100   MID AMER APT CMNTYS INC                                                        810,497         852,264
      71,000   NATIONAL PENN BANCSHARES INC                                                 1,144,947       1,291,490
     102,895   NATIONAL RETAIL PPTYS INC                                                    2,195,264       2,268,835
      35,350   NATIONWIDE HEALTH PPTYS INC                                                  1,077,189       1,193,063
      16,800   ONE LIBRTY PROPERTIES INC                                                      293,231         270,312
      62,150   PATRIOT CAP FDG INC                                                            705,608         650,711
      40,000   PHOENIX COS INC NEW                                                            561,466         488,400
       7,600   PMA CAP CORP (b)                                                                71,790          64,904
      20,000   PRIVATEBANKCORP INC                                                            668,656         629,400
       7,800   PROVIDENT BANKSHARES CORP                                                      128,005          83,772
      51,300   RENASANT CORP                                                                1,080,735       1,154,250
      20,350   TEXAS CAP BANCSHARES INC (b)                                                   333,060         343,508
      55,650   UNITED BANKSHARES INC W VA                                                   1,674,330       1,483,073
      30,244   URSTADT BIDDLE PPTYS INC                                                       504,285         475,738
      65,000   WESTFIELD FINL INC NEW                                                         695,338         635,050
      46,500   WESTFIELD FINL INC NEW                                                         451,049         454,305
                                                                                       --------------   -------------
                                                                                           35,113,639      33,834,005        15.61%
Healthcare:
       4,000   AMERICAN DENTAL PARTNERS INC (b)                                                35,582          38,680
       9,495   BIO IMAGING TECHNOLOGIES INC (b)                                                69,474          66,560
       2,375   CORVEL CORP (b)                                                                 73,210          72,651
      12,000   COVIDIEN LTD                                                                   503,805         531,000
      35,400   EMERGENCY MED SVCS CORP (b)                                                  1,047,404         874,026
      10,000   EMERGENT BIOSOLUTIONS INC (b)                                                   53,595          89,200
      53,865   K V PHARMACEUTICAL COMPANY (b)                                               1,400,358       1,344,470
      27,800   KENDLE INTL INC (b)                                                            919,217       1,248,776
      52,182   KENSEY NASH CORP (b)                                                         1,411,082       1,510,669
      12,100   KEWAUNEE SCIENTIFIC CORP                                                       226,374         181,500
     120,000   NOVAMED EYECARE INC (b)                                                        532,341         454,800
      25,200   PSYCHIATRIC SOLUTIONS INC (b)                                                  722,289         854,784
      37,110   SCIELE PHARMA INC                                                              817,898         723,645
      62,000   SUNLINK HEALTH SYS INC (b)                                                     532,948         390,600
     116,420   SYMMETRY MED INC (b)                                                         2,071,339       1,932,572
      22,000   WEST PHARMACEUTICAL SVCS INC                                                   862,100         973,060
      31,660   ZOLL MED CORP (b)                                                              799,067         841,839
                                                                                       --------------   -------------
                                                                                           12,078,083      12,128,833         5.59%

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Industrials:
      14,000   ACUITY BRANDS INC                                                              504,959         601,300
      27,000   AECOM TECHNOLOGY CORP (b)                                                      628,313         702,270
       9,200   AEROVIRONMENT INC (b)                                                          188,336         188,140
      36,000   ALTRA HLDGS INC (b)                                                            544,587         484,200
      18,000   AMERICAN RAILCAR INDS INC                                                      493,342         365,940
      70,536   APPLIED SIGNAL TECHNOLOGY INC                                                1,037,289         832,325
      25,400   ARGON ST INC (b)                                                               454,292         432,054
       9,629   ARTS WAY MFG INC                                                               172,568         185,647
       5,000   ASTRONICS CORP (b)                                                             120,516          96,600
      52,325   BE AEROSPACE INC (b)                                                         1,631,205       1,828,759
      46,270   BRISTOW GROUP INC (b)                                                        1,787,631       2,483,311
      11,000   BUCYRUS INTL INC NEW                                                           533,193       1,118,150
      18,500   CHICAGO BRDG + IRON CO N V                                                     477,116         725,940
      22,250   COVANTA HLDG CORP (b)                                                          429,012         611,875
      52,950   CURTISS WRIGHT CORP                                                          2,346,075       2,196,366
      60,000   DOMTAR CORP (b)                                                                558,637         409,800
      16,500   ENNIS INC                                                                      309,178         276,870
      13,850   ENPRO INDS INC (b)                                                             429,513         431,982
      15,985   ESTERLINE TECHNOLOGIES CORP (b)                                                661,481         805,164
       9,000   FLOWSERVE CORP                                                                 459,682         939,420
      23,500   FOSTER L B CO (b)                                                              542,920       1,011,910
      21,000   FOSTER WHEELER LTD (b)                                                         429,523       1,189,020
      22,490   GARDNER DENVER INC (b)                                                         837,090         834,379
      57,650   GENCORP INC (b)                                                                631,827         593,219
      19,950   GENESEE & WYO INC (b)                                                          502,922         686,280
      21,400   GSI GROUP INC (b)                                                              185,695         166,492
      13,000   HARSCO CORP                                                                    678,865         719,940
      82,400   HEIDRICK + STRUGGLES INTL INC                                                2,771,058       2,680,472
      18,475   HURON CONSULTING GRP INC (b)                                                   984,269         767,636
     109,652   ICF INTL INC (b)                                                             1,691,335       2,198,523
      77,147   II VI INC (b)                                                                2,368,984       2,930,043
      13,300   JOY GLOBAL INC                                                                 515,967         866,628
      17,550   KANSAS CITY SOUTHERN (b)                                                       461,425         703,931
      44,550   KOPPERS HLDGS INC                                                            1,735,845       1,974,011
      16,800   KREISLER MFG CORP (b)                                                          227,785         196,560
      20,200   MCDERMOTT INTL INC (b)                                                         481,195       1,107,364
      11,900   MIDDLEBY CORP (b)                                                              721,131         742,441
      26,050   MILLER INDS INC TENN (b)                                                       424,741         250,862
      43,000   MUELLER WTR PRODS INC                                                          654,608         351,740
     112,185   NAVIOS MARITIME HOLDINGS INC                                                   535,672       1,041,077
      15,380   NCI BLDG SYS INC (b)                                                           718,395         372,196
      11,500   OSHKOSH CORP                                                                   620,667         417,220
      15,000   PARAGON TECHNOLOGIES INC (b)                                                   109,295          81,000
      52,350   PERINI CORP (b)                                                              1,852,431       1,896,641
      27,000   PHH CORP (b)                                                                   437,675         470,610
     132,500   POINT BLANK SOLUTIONS INC (b)                                                  585,682         461,100
      54,650   RBC BEARINGS INC (b)                                                         1,951,918       2,029,155
      11,000   SHAW GROUP INC (b)                                                             545,024         518,540
       7,700   STERLING CONSTR INC (b)                                                        168,087         140,294
      62,025   SUPERIOR ESSEX INC (b)                                                       1,678,632       1,744,143
      14,500   TENNANT CO                                                                     600,951         577,245
      11,800   TEREX CORP NEW (b)                                                             500,395         737,500
      10,650   THOMAS + BETTS CORP (b)                                                        497,587         387,341
      18,000   TIMKEN CO                                                                      583,801         534,960
      12,000   TYCO INTERNATIONAL LTD BERMUDA (d)                                             583,430         528,600
      13,265   ULTRALIFE BATTERIES INC (b)                                                    181,836         156,660
     116,000   VALASSIS COMMUNICATIONS INC (b)                                              1,812,046       1,258,600
      18,000   WRIGHT EXPRESS CORP (b)                                                        495,073         553,140
      49,900   WRIGHT EXPRESS CORP (b)                                                      1,571,536       1,533,427
                                                                                       --------------   -------------
                                                                                           46,644,243      51,127,008        23.59%

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
Information technology:
      59,000   8X8 INC NEW (b)                                                                 71,901          57,820
      55,000   AEHR TEST SYS (b)                                                              402,733         464,750
     107,234   ALADDIN KNOWLEDGE SYSTEM LTD (b)                                             1,942,658       2,040,663
     153,300   ALLIANCE FIBER OPTIC PRODS INC (b)                                             299,306         197,757
       6,150   AMERICAN SOFTWARE INC                                                           43,665          38,499
      31,600   AMTECH SYS INC (b)                                                             391,799         380,464
     121,854   ANAREN INC (b)                                                               1,892,418       1,542,672
       9,495   APPLIED MICRO CIRCUITS CORP (b)                                                 68,548          68,174
     100,700   AVOCENT CORP (b)                                                             2,955,242       1,701,830
      15,787   AXT INC (b)                                                                     74,910          75,304
      40,250   BENCHMARK ELECTRS INC (b)                                                      742,403         722,488
      24,700   BLUEPHOENIX SOLUTIONS LTD (b)                                                  218,592         206,245
      64,163   BROOKS AUTOMATION INC NEW (b)                                                  919,914         623,664
     101,700   CALIFORNIA MICRO DEVICES CORP (b)                                              421,205         298,998
      26,450   CHORDIANT SOFTWARE INC (b)                                                     196,688         159,494
      15,000   COMMUNICATIONS SYS                                                             157,004         161,550
     605,850   COVAD COMMUNICATIONS GROUP INC (b)                                             452,895         587,675
      10,000   CRYPTOLOGIC LIMITED                                                            185,067         158,600
      26,105   DATALINK CORP (b)                                                              105,017         103,115
      41,300   DYNAMICS RESH CORP (b)                                                         472,251         417,543
      26,000   EPICOR SOFTWARE CORP (b)                                                       331,600         291,200
      73,755   EVOLVING SYS INC (b)                                                           145,570         144,560
     112,565   FAIRCHILD SEMICONDUCTOR INTL (b)                                             2,009,097       1,341,775
      15,400   FREQUENCY ELECTRS INC                                                          132,684         119,812
      47,543   GILAT SATELLITE NETWORKS LTD (b)                                               508,586         514,891
     537,800   GRAPHON CORP (b)                                                               165,754         188,230
      47,150   IKON OFFICE SOLUTIONS INC                                                      361,343         361,343
      33,689   INTEGRATED DEVICE TECHNOLOGY (b)                                               463,920         300,843
      14,245   INTERNAP NETWORK SVCS CORP (b)                                                  65,853          70,655
      24,650   INTERVOICE BRITE INC (b)                                                       157,077         196,214
      19,000   IOMEGA CORP (b)                                                                 63,687          67,830
      15,000   IPASS INC (b)                                                                   61,050          45,300
     142,280   LOOKSMART LTD (b)                                                              464,459         468,101
       5,950   LSI INDS INC                                                                   100,623          78,600
     213,340   MENTOR GRAPHICS CORP (b)                                                     2,297,966       1,883,792
      16,000   MICRONETICS WIRELESS INC (b)                                                   121,525         113,120
      74,250   MICROSEMI CORP (b)                                                           1,697,694       1,692,900
      25,000   MICROTUNE INC DEL (b)                                                           81,057          91,500
      30,000   NETSOL TECHNOLOGIES INC (b)                                                     90,420          59,700
      20,000   NETWORK EQUIP TECHNOLOGIES (b)                                                 159,930         131,400
      62,350   NEUSTAR INC (b)                                                              1,660,895       1,651,028
      23,886   NEW MOTION INC                                                                 144,245         105,098
      11,395   OPNEXT INC (b)                                                                  51,828          62,103
      14,950   PERCEPTRON INC (b)                                                             190,008         189,417
      47,500   RAMTRON INTL CORP (b)                                                          147,378         194,750
     226,450   RF MICRO DEVICES INC (b)                                                     1,358,300         602,357
     104,500   SEMITOOL INC (b)                                                             1,038,802         869,440
     110,450   SIRF TECHNOLOGY HLDGS INC (b)                                                2,540,917         562,191
     329,195   SKYWORKS SOLUTIONS INC (b)                                                   1,735,046       2,396,540
      30,000   SL INDS INC (b)                                                                672,485         597,000
     213,915   SMITH MICRO SOFTWARE INC (b)                                                 1,927,487       1,309,160
      14,230   SOAPSTONE NETWORKS INC                                                         102,783         101,887
      15,000   SPECTRUM CTL INC (b)                                                           139,560         126,900
      87,615   SYNIVERSE HLDGS INC (b)                                                      1,445,802       1,459,666
       6,500   SYNPLICITY INC (b)                                                              32,659          50,895
     229,394   SYPRIS SOLUTIONS INC                                                         2,270,641         947,397
      15,000   TECHWELL INC (b)                                                               162,381         162,600
      35,815   TELECOMMUNICATION SYS INC (b)                                                  123,205         112,817
      11,500   TESSCO TECHNOLOGIES INC (b)                                                    188,856         172,500
      96,950   TIER TECHNOLOGIES INC (b)                                                      958,133         772,692
      98,535   VERIGY LTD (b)                                                               2,379,313       1,856,399
      70,912   VIASAT INC (b)                                                               1,422,780       1,540,209
      14,760   VIRAGE LOGIC CORP (b)                                                          105,481          85,018
      68,810   ZORAN CORP (b)                                                                 933,073         939,945
                                                                                       --------------   -------------
                                                                                           43,226,173      35,037,075        16.17%

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------
 Materials:
      17,000   APTARGROUP INC                                                                 711,338         661,810
      36,250   ARCH CHEMICALS INC                                                           1,323,572       1,350,675
      24,550   COMMERCIAL METALS CO                                                           626,414         735,764
      10,500   DELTIC TIMBER CORP                                                             503,271         584,850
      15,000   FOUNDATION COAL HLDGS INC                                                      565,634         754,950
      45,560   GLATFELTER                                                                     663,217         688,412
      24,075   GREIF INC                                                                    1,339,932       1,635,415
      32,862   HAYNES INTL INC (b)                                                          2,028,168       1,803,467
      25,000   HERCULES INC                                                                   517,543         457,250
      29,450   NEWMARKET CORP                                                               1,357,992       2,222,003
      20,000   NORTH AMERN GALVANIZING (b)                                                    151,912         110,000
       6,745   NORTHWEST PIPE CO (b)                                                          127,102         286,595
      79,508   PENFORD CORP                                                                 2,154,390       1,727,709
      18,200   QUAKER CHEMICAL                                                                401,825         569,478
      40,025   QUANEX CORP                                                                  1,872,634       2,070,894
      66,550   ROCK TENN CO                                                                 1,873,440       1,994,504
      46,315   ROCKWOOD HLDGS INC (b)                                                       1,430,677       1,517,743
      35,000   TEMPLE INLAND INC                                                              820,074         445,200
      14,000   TEXAS INDS INC                                                                 775,328         841,540
      40,000   ZEP INC                                                                        570,855         648,800
                                                                                       --------------   -------------
                                                                                           19,815,315      21,107,055         9.73%
 Utilities:
      11,900   ALLEGHENY ENERGY INC                                                           500,010         600,950
      12,000   ALLETE INC                                                                     558,188         463,440
      39,150   ALLETE INC                                                                   1,683,179       1,511,973
      24,500   CALPINE CORP (b)                                                               460,694         451,290
       9,800   CHESAPEAKE UTILS CORP                                                          323,464         290,472
      19,000   CLECO CORP NEW                                                                 470,134         421,420
       9,500   CONNECTICUT WTR SVC INC                                                        231,400         224,865
      41,400   GREAT PLAINS ENERGY INC                                                      1,139,967       1,020,510
      14,000   ITC HLDGS CORP                                                                 638,988         728,840
      62,387   MDU RES GROUP INC                                                              730,625       1,531,601
      16,500   MIDDLESEX WTR CO                                                               312,342         299,640
      33,905   ONEOK INC NEW                                                                  594,527       1,513,180
      42,000   PETROHAWK ENERGY CORP (b)                                                      473,474         847,140
      24,500   PORTLAND GEN ELEC CO                                                           677,887         552,475
      26,500   SOUTHWEST WTR CO                                                               322,735         293,355
                                                                                       --------------   -------------
                                                                                            9,117,613      10,751,151         4.96%
ETFs:

Commodities:
      23,000   POWERSHARES DB MULTI SECTOR (b)                                                601,373         838,350
      17,000   SELECT SECTOR SPDR TR                                                          474,669         422,790
       5,300   STREETTRACKS GOLD TR (b)                                                       452,562         479,014
                                                                                       --------------   -------------
                                                                                            1,528,605       1,740,154         0.80%
Cash equivalents:
   5,666,492   SSGA MONEY MARKET FUND, Current rate 2.38%                                   5,666,492       5,666,492         2.61%
                                                                                       --------------   -------------   ----------
                              Grand Total (c)                                          $  219,543,855     217,371,317       100.26%
                                                                                       ==============   =============   ==========

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  amount                                                                                                   Market           of
 or shares                                    Security                                      Cost          value (a)     net assets
------------   ---------------------------------------------------------------------   --------------   -------------   ----------

Notes to Investments in Securities

      (a)   Securities are valued in accordance with procedures described in note 2 to the March 31, 2008 financial statements.

      (b)   Currently non-income producing assets.

      (c) At March 31, 2008, the cost for Federal income tax purposes was $219,543,855. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                  Gross unrealized appreciation                   $  20,219,603
                  Gross unrealized depreciation                     (22,392,141)
                                                                  -------------
                     Net unrealized appreciation                  $  (2,172,538)
                                                                  =============

      (d) Foreign security values are stated in U.S. dollars. As of March 31, 2008, the value of foreign securities represented 1.70% of net assets.

Other information:

            Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calue the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business of the New York Stock exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

                                                       Investments in Securities
            Valuation inputs                                    at Value
                                                       -------------------------
            Level 1 - Quoted Prices                    $            211,704,825
            Level 2 - Other Significant Observable
               inputs                                                 5,666,492
            Level 3 - Significant unobservable Inputs                         0
                                                       ------------------------
            Total                                      $            217,371,317
                                                       ========================

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  Amount                                                        Maturity     Coupon                         Market          of
 or shares                        Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
              Closed-end funds:
       1,300   BLACKROCK INSD MUN 2008                                                 $       20,579          19,552
       5,000   BLACKROCK LONG TERM MUN                                                         54,836          56,450
      21,700   BLACKROCK MUNI YIELD                                                           274,602         261,919
      98,500   BLACKROCK MUNIHOLDINGS FL INSD                                               1,254,767       1,192,835
      59,500   BLACKROCK MUNIHOLDINGS INSD FD                                                 749,861         697,340
      57,900   BLACKROCK MUNIYIELD FLA FD INC                                                 759,886         719,118
      78,300   BLACKROCK MUNIYIELD INSD FD                                                  1,032,557         971,703
      55,100   BLACKROCK MUNIYIELD MI INSD FD                                                 746,243         722,912
      28,300   BLACKROCK MUNIYIELD MICH INSD                                                  354,645         348,090
      54,700   BLACKROCK MUNIYIELD PA INSD                                                    774,527         714,382
      28,100   BLACKROCK MUNIYIELD QUALITY FD                                                 333,747         308,538
       7,900   DTF TAX FREE INCOME INC                                                        112,142         107,440
     192,400   DWS MUN INCOME TR                                                            2,115,172       2,024,048
      20,300   EATON VANCE FLA MUN INCOME TR                                                  284,397         241,773
       1,100   EATON VANCE INSD MI MUN BD FD                                                   15,510          14,080
       2,400   EATON VANCE NJ MUN INCOME TR                                                    32,386          28,968
      69,500   INSURED MUN INCOME FD                                                          928,411         860,410
      49,700   INVESTMENT GRADE MUNI INC FD                                                   674,988         613,298
      90,000   MBIA CAP CLAYMORE MANAGED                                                    1,162,120       1,064,700
       6,600   MORGAN STANLEY DEAN WITTER                                                      57,553          53,658
      41,500   MSDW QUAL MUNI INVESTMENT TR                                                   534,041         512,525
       9,100   NEUBERGER BERMAN INTER MUN FD                                                  119,152         121,212
      94,000   NUVEEN FLA INVT QUALITY MUN FD                                               1,263,841       1,159,960
     124,100   NUVEEN FLA QUALITY INCOME MUN                                                1,726,853       1,558,696
      13,500   NUVEEN INSD DIVID ADVANTAGE                                                    181,771         179,550
       4,800   NUVEEN MASS PREM INCOME MUN FD                                                  65,734          64,176
      30,600   NUVEEN MICH PREM INCOME MUN FD                                                 404,605         385,560
      15,500   NUVEEN N J INVT QUALITY MUN FD                                                 211,528         200,725
      48,500   NUVEEN PA INVT QUALITY MUN FD                                                  673,352         620,800
      26,900   NUVEEN PREM INCOME MUN FD 2                                                    381,052         350,238
      27,100   NUVEEN PREMIER INC                                                             367,653         340,105
      89,379   PUTNAM MUN OPPORTUITIES TR                                                   1,036,095         982,275
     129,600   SELIGMAN SELECT MUN FD INC                                                   1,299,178       1,241,568
      35,900   VAN KAMPEN MERRITT ADVANTAGE                                                   443,969         426,492
      44,100   VAN KAMPEN MERRITT PA                                                          618,549         581,679
      36,977   VAN KAMPEN MERRITT TR INVT                                                     544,534         508,804
      22,000   WESTERN ASSET MGNT MUNS FD INC                                                 240,488         239,800
      31,478   WESTERN ASSET PARTNERS FD INC                                                  407,906         398,197
                                                                                       --------------   -------------
                                                                                           22,259,231      20,893,575         6.25%

              Municipal bonds:
     950,000   ABILENE TX HLTH FACS DEV CORP (b)               11/15/2028      5.250   $      950,046         913,995
     300,000   AGUA CAIENTE BAND                                 7/1/2008      4.600          300,252         300,666
     575,000   AJCKSONVILLE FL ECONOMIC DEV                      9/1/2017      6.000          575,000         561,062
     200,000   ALABAMA SPL CARE FACS FING                       11/1/2019      5.000          209,907         205,006
   1,000,000   ALABAMA ST UNIV REV                               8/1/2028      5.250        1,041,494       1,007,310
     350,000   ALASKA INDL DEV + EXPT AUTH                      12/1/2010      5.400          350,000         353,091
     250,000   ALASKA INDL DEV + EXPT AUTH CM                   12/1/2011      5.450          250,000         252,525
     250,000   ALASKA ST HSG FIN CORP                           12/1/2030      5.000          259,449         243,045
     300,000   ALBANY NY INDL DEV AGY CIVIC                      5/1/2016      6.500          300,000         251,253
     250,000   ALBANY NY INDL DEV AGY CIVIC                      4/1/2020      5.000          255,451         231,963

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

   Face                                                                                                                   Percent
  Amount                                                        Maturity     Coupon                         Market          of
 or shares                        Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
     250,000   ALBEMARLE NC HOSP AUTH HEALTH                    10/1/2021      5.250   $      256,944         244,565
     500,000   ALEXANDRIA VA REDEV + HSG AUTH                   10/1/2029      6.125          528,498         508,160
     300,000   ALLEGHENY CNTY PA HOSP DEV                        4/1/2008      3.300          300,000         300,000
     340,000   ALLEGHENY CNTY PA HOSP DEV                        4/1/2009      3.500          338,355         339,306
     350,000   ALLEGHENY CNTY PA HOSP DEV                        4/1/2010      3.875          346,530         348,737
     250,000   AMHERST NY INDL DEV AGY CIVICF                    1/1/2013      4.875          250,000         241,230
     500,000   ANDERSON IN ECONOMIC DEV REV                     10/1/2021      4.750          495,554         461,230
     500,000   ANNAPOLIS MD ECONOMIC DEV REV                    10/1/2027      5.000          512,510         466,135
     250,000   ANNAWAN IL TAX INCREMENT REV                      1/1/2018      5.625          250,000         230,300
     470,000   ARBOR GREENE CMNTY DEV DIST FL                    5/1/2019      5.000          479,199         467,415
     500,000   ARIZONA HEALTH FACS AUTH                         10/1/2010      4.750          500,000         492,665
     800,000   ARIZONA HEALTH FACS AUTH REV                    11/15/2009      6.500          800,000         835,944
     784,982   ARIZONA HEALTH FACS AUTH REV                      7/1/2027      5.250          799,835         777,839
   1,750,000   ARLINGTON TX SPL OBLIG                           8/15/2034      5.000        1,881,528       1,815,975
     400,000   ASHEVILLE N C CTFS PARTN                          6/1/2018      5.125          405,845         404,400
     600,000   ATLANTA GA DEV AUTH REV                           1/1/2031      5.000          614,326         574,788
     900,000   ATLANTA GA TAX ALLOCATION                         1/1/2020      5.400          894,295         855,936
     650,000   ATOKA CNTY OK                                    10/1/2018      5.875          641,712         617,299
     375,000   AUSTIN TX                                         1/1/2009      6.000          378,700         380,141
      50,000   AUSTIN TX UTIL SYS REV                           5/15/2018      5.250           50,094          50,057
     500,000   AUSTIN TX WTR + WASTEWATER SYS                   5/15/2027      5.125          516,407         504,775
     400,000   AVE MARIA STEWARDSHIP CMNTY                      11/1/2012      4.800          399,598         368,552
     735,000   BADGER TOB ASSET SECURITIZATIO                    6/1/2017      6.000          763,730         738,146
     370,000   BADGER TOB ASSET SECURITIZATIO                    6/1/2027      6.125          379,124         371,376
     150,000   BANSON COMM PK CMNTY IMPT                         6/1/2010      5.000          149,235         152,126
     250,000   BAPTIST RD RRAL TRANSN AUTH CO                   12/1/2017      4.800          250,000         229,715
      50,000   BAY AREA GOVT ASSOC CA REV                      12/15/2014      6.000           51,354          50,382
     570,000   BEDFORD PARK IL TAX INCREMENT                     1/1/2012      4.625          568,064         568,313
     495,000   BELMONT CMNTY DEV DIST FL                        11/1/2014      5.125          494,295         445,342
     115,000   BENTON HARBOR MI CHARTER                          5/1/2009     10.000          115,000         112,485
     500,000   BERKELEY CNTY S C SCH DIST INS                   12/1/2019      5.250          521,391         508,780
     750,000   BERKELEY CNTY SC SCH DIST                        12/1/2020      5.000          760,484         750,998
     500,000   BERKELEY CNTY SC SCH DIST                        12/1/2024      5.250          518,544         500,690
     250,000   BERKELEY CNTY SC SCH DIST                        12/1/2028      5.000          251,233         236,430
     300,000   BEXAR CNTY TX HLTH FACS DEVCP                     7/1/2027      5.000          309,632         273,984
     250,000   BEXAR CNTY TX HSG FIN CORP                       12/1/2021      6.500          269,522         256,568
     250,000   BEXAR CNTY TX HSG FIN CORP MF                     6/1/2011      5.500          247,451         232,490
     485,000   BEXAR CNTY TX HSG FIN CORP MF                    9/15/2021      8.750          485,000         495,980
     835,000   BEXAR CNTY TX HSG FIN CORP MF (b)                 4/1/2030      9.000          832,409         740,854
     590,000   BEXAR CNTY TX HSG FIN CORP MF                     8/1/2030      8.125          568,710         516,451
   1,005,000   BEXAR CNTY TX HSG FIN CORP MF (b)                 6/1/2031     10.500        1,005,000         491,767
     965,000   BEXAR CNTY TX HSG FIN CORP MF                    12/1/2036      9.250          941,256         927,905
     590,000   BEXAR CNTY TX REV                                8/15/2022      5.750          618,684         623,070
     500,000   BI STATE DEV AGY MO IL MET                       10/1/2033      5.250          503,252         500,070
     350,000   BIRMINGHAM BAPTIST MED CTR AL                   11/15/2030      5.000          357,828         299,254
     500,000   BIRMINGHAM SOUTHERN COLLEGE AL                   12/1/2019      5.350          505,447         487,895
     140,000   BIRMINGHAM SOUTHERN COLLEGE AL                   12/1/2025      6.125          142,868         139,388
     500,000   BISMARCK STATE COLLEGE                            4/1/2032      5.010          509,078         484,945
     300,000   BLOUNT CNTY TN HEALTH + EDL                       4/1/2012      4.750          299,335         287,250
     250,000   BLUE ASH OH TAX INCREMENT                        12/1/2021      5.000          253,377         247,083
     500,000   BOONE CNTY IND REDEV DIST TAX                     8/1/2023      5.375          506,209         503,615
     750,000   BOONE CNTY IND REDEV DIST TAX                     8/1/2028      5.000          740,544         698,655
     750,000   BRAZOS CNTY TX HEALTH FAC DEV                     1/1/2032      5.375          772,773         721,253
     400,000   BRAZOS RIV TX HBR NAV DIST                       5/15/2033      4.950          400,000         346,056

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
  or shares                       Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
     650,000   BREMER CNTY IA RETIREMENT FAC                   11/15/2030      4.500   $      650,000         646,724
     500,000   BREVARD CNTY FL HEALTH FACS                       4/1/2036      5.000          465,820         455,870
     314,000   BRIDGEVILLE DEL SPL OBLIG                         7/1/2035      5.125          314,000         276,370
     250,000   BROWNSBURG IND REDEV AUTH ECON                    2/1/2029      4.700          250,000         242,740
     250,000   BROWNSBURG IND REV AUTH                           8/1/2024      4.625          250,000         236,398
      75,000   BROWNSVILLE TX (c)                               2/15/2011      4.890           64,656          64,568
   1,000,000   BUCKEYE OH TOB SETTLEMENT                         6/1/2024      5.125          958,118         935,690
     165,000   BULLHEAD CITY AZ SPL ASSMT                        1/1/2010      6.100          165,876         165,828
     250,000   BURKE CNTY GA DEV AUTH POLLUTN                   10/1/2032      4.375          250,000         250,170
     395,000   BUTLER CNTY PA                                   10/1/2034      4.720          395,000         300,200
     370,000   CALIFORNIA CMNTYS HSG FIN AGY                    10/1/2011      5.000          369,493         361,475
     180,000   CALIFORNIA CMNTYS HSG FIN AGY                    12/1/2011      5.000          179,743         177,219
     150,000   CALIFORNIA CMNTYS HSG FIN AGY                     8/1/2012      4.650          149,739         147,578
     260,000   CALIFORNIA CMNTYS HSG FIN AGY                    11/1/2012      4.850          259,108         255,720
     180,000   CALIFORNIA CNTY                                   6/1/2023      5.625          172,303         175,243
     500,000   CALIFORNIA CNTY CA                                6/1/2036      5.000          494,771         409,685
     200,000   CALIFORNIA CNTY CA TOB SECTZTN                    6/1/2021      4.500          197,455         184,066
     410,000   CALIFORNIA CNTY CALIF TOB                         6/1/2019      4.750          397,036         395,367
     500,000   CALIFORNIA HEALTH FACS FING                       4/1/2010      5.300          510,344         514,410
     500,000   CALIFORNIA HEALTH FACS FING AU                    3/1/2033      5.000          506,488         459,305
     750,000   CALIFORNIA MUN FIN AUTH ED REV                    6/1/2026      5.250          744,159         668,790
      40,000   CALIFORNIA ST                                    10/1/2020      5.250           41,062          40,311
     275,000   CALIFORNIA ST DEPT WTR RES                       12/1/2022      5.000          277,057         277,318
     120,000   CALIFORNIA ST DEPT WTR RES CEN                   12/1/2027      5.375          125,345         120,242
   1,000,000   CALIFORNIA STATEWIDE CMNTY DEV                  11/20/2036      6.150        1,066,159       1,065,850
     750,000   CALIFORNIA STATEWIDE CMNTYS                       6/1/2017      5.400          747,281         751,823
     350,000   CALIFORNIA STATEWIDE CMNTYS                       9/1/2029      6.000          350,000         333,974
     750,000   CALIFORNIA STATEWIDE CMNTYS                       3/1/2035      5.000          757,467         690,705
     750,000   CALIFORNIA STATEWIDE CMNTYS                       4/1/2037      5.125          758,297         661,253
     500,000   CAMERON TX ED CORP REV                           8/15/2021      5.000          495,656         448,270
      80,000   CAPE GIRARDEAU CNTY MO INDL                       6/1/2032      5.750           83,039          75,418
     750,000   CAPITAL TR AGY FL MULTIFAMILY                     6/1/2038      5.875          763,615         644,505
     485,000   CAPITAL TR AGY FLA MULTIFAMILY                    6/1/2013      4.750          485,000         468,059
   1,385,611   CARLSBAD NM INDL DEV REV                         4/15/2021      5.750        1,427,509       1,376,161
     230,000   CARSON CITY NV HOSP REV                           9/1/2031      5.750          239,957         225,067
     750,000   CARTHAGE MO HOSP REV                              4/1/2010      4.500          740,848         729,300
     245,000   CATTARAUGUS CNTY NY INDL DEV                      8/1/2023      5.250          254,011         248,254
     755,000   CENTRAL FALLS RI DETENTION FAC                   1/15/2009      6.000          755,000         751,368
     305,000   CENTRAL NINE IN CAREER CTR BLG                   1/15/2015      5.500          323,581         329,293
     140,000   CHANDLER PARK ACADEMY MICH PUB                   11/1/2022      5.000          133,503         125,444
     270,000   CHARLESTON CNTY SC HOSP FACS                     10/1/2019      5.500          277,967         273,934
     400,000   CHARTIERS VALLEY PA INDL +                       8/15/2012      5.000          397,660         407,224
     200,000   CHATHAM CNTY GA HOSP AUTH REV                     1/1/2016      5.250          200,886         202,362
     500,000   CHATHAM CNTY GA HOSP AUTH REV                     1/1/2034      5.500          521,255         426,800
     500,000   CHEROKEE NATION OK HLTHCARE                      12/1/2021      4.600          500,000         435,515
     250,000   CHESTERFIELD CNTY VA INDL DEV                     6/1/2017      5.875          256,528         264,190
     450,000   CHESTERFIELD CNTY VA INDL DEV                     7/1/2019      5.200          413,245         458,892
      20,000   CHICAGO IL MET HSG DEV CORP                       7/1/2022      6.850           20,624          20,721
   1,000,000   CHICAGO IL TAX INCREMENT                         12/1/2008      6.500          996,004       1,022,840
     750,000   CHICKASAW NATION OK                              12/1/2017      5.375          750,000         741,210
     295,000   CINCO TX MUN UTIL DIST NO 1                      12/1/2017      4.600          295,711         295,260
     500,000   CITIZEN POTAWATOMI NATION OK                      9/1/2016      6.500          500,000         519,045
     250,000   CLARK CNTY NV ECONOMIC DEV REV                   5/15/2033      5.375          254,452         246,425
     455,000   CLARK CNTY NV IMPT DIST                           2/1/2019      5.000          456,901         410,847

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
  or shares                       Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
     500,000   CLARK CNTY NV POLLUTN CTL REV                    10/1/2011      5.300   $      500,000         482,315
     500,000   CLEVELAND CUYAHOGA CNTY OH                       5/15/2023      5.250          500,000         466,560
     235,000   COLORADO EDL + CULTURAL FACS                     6/15/2012      4.625          231,924         237,084
     295,000   COLORADO HEALTH FACS AUTH REV                    12/1/2008      4.400          294,426         296,729
      95,000   COLORADO HEALTH FACS AUTH REV                    12/1/2010      6.250           95,000         100,209
     600,000   COLORADO HEALTH FACS AUTH REV                    9/15/2022      5.000          593,266         561,804
     750,000   COMPARK BUSINESS CAMPUS                          12/1/2027      5.750          766,659         774,068
     280,000   CONCORDE ESTATES CMNTY DEV DIS                    5/1/2011      5.000          279,204         268,232
     250,000   CONNECTICUT ST                                    7/1/2025      5.000          254,760         246,853
   1,250,000   CONNECTICUT ST DEV AUTH POLLTN                    9/1/2028      5.850        1,322,998       1,252,688
   2,670,000   CONNECTICUT ST DEV AUTH POLLTN                    9/1/2028      5.850        2,754,053       2,674,699
     500,000   CONNECTICUT ST HLTH + EDL FAC                     7/1/2015      5.250          504,920         502,945
     400,000   CONNERTON W CMNTY DEV DIST FL                     5/1/2016      5.125          399,313         353,704
     225,000   COOLIDGE AZ UNI SCH DIST                         10/1/2010      4.150          224,470         225,907
     250,000   CORALVILLE IA                                     6/1/2018      5.000          248,023         257,690
     639,000   CORTLAND IL SPL TAX REV                           3/1/2017      5.500          633,478         601,625
     100,000   COW CREEK BAND UMPQUA TRIBE (b)                   5/1/2035      5.000          100,000          99,528
   1,070,000   CROW FIN AUTH MINN TRIBAL PUR                    10/1/2017      5.650        1,018,710       1,092,994
     482,000   DALLAS TX HSG FIN CORP                          10/20/2032      6.750          497,222         506,298
     210,000   DALTON GA DEV AUTH REV                           8/15/2026      5.250          212,032         210,519
     750,000   DAYTON OH SPL FACS REV                            2/1/2018      5.625          795,599         765,863
     249,565   DENHAM SPRINGS LIVN HSG + MTG                    11/1/2040      5.000          259,997         251,579
     750,000   DENVER CO CONVENTION CTR                         12/1/2026      5.125          783,608         709,433
     500,000   DENVER COLO CONVENTION CTR                       12/1/2030      5.000          512,981         455,140
     585,000   DETROIT CMNTY HIGH SCH MI                        11/1/2010      5.000          585,000         589,411
     500,000   DETROIT LAKES MN HSG + HEALTH                     8/1/2034      4.250          500,000         487,660
     500,000   DINUBA CA FING AUTH LEASE REV                     9/1/2038      5.375          494,437         443,515
   1,250,000   DIRECTOR ST NV DEPT BUSINESS                    11/15/2014      6.000        1,236,511       1,018,450
     500,000   DISTRICT COLUMBIA REV                             6/1/2026      5.000          511,653         437,325
     500,000   DORCHESTER CNTY S C SCH DIST                     12/1/2029      5.250          505,700         472,760
     475,000   DURBIN CROSSING CMNTY DEV                        11/1/2010      4.875          474,676         452,295
     500,000   EAST BATON ROUGE LA MTG FIN                      10/1/2024      4.625          500,000         483,190
     990,000   EAST POINT GA                                     2/1/2026      8.000        1,126,834       1,063,478
     150,000   EAST ROCHESTER NY HSG AUTH REV                   8/15/2028      5.250          157,888         150,408
     800,000   EDEN PRAIRIE MN MLT FAM HSG                      2/20/2043      6.200          874,384         844,344
     300,000   EL PASO CNTY TEX HSG FIN CORP                    12/1/2015      7.000          300,000         300,060
     300,000   EL PASO TX HEALTH FACS DEV                       8/15/2012      7.000          300,000         327,240
     500,000   ELKHART CNTY IN HOSP AUTH REV                    8/15/2020      5.250          507,785         500,625
     500,000   ERIE CNTY OH HOSP FACS REV                       8/15/2013      6.000          533,797         545,190
     500,000   ESTHERVILLE IA HOSP REV                           7/1/2020      6.300          508,371         519,560
   3,000,000   FARGO N D UNIV FACS REV                         11/29/2027      5.110        3,044,095       2,931,750
     500,000   FARMINGTON N MEX HOSP REV                         6/1/2022      5.000          510,296         474,170
     750,000   FARMINGTON NM POLLUTN CTL REV                    12/1/2016      5.700          756,945         759,308
     250,000   FARMINGTON NM POLLUTN CTL REV                    12/1/2016      6.300          251,963         250,610
     170,000   FARMINGTON NM POLLUTN CTL REV                     4/1/2022      5.800          173,500         167,997
     750,000   FARMS NEW KENT VA                                 3/1/2036      5.125          750,000         519,623
     250,000   FIDDELERS BUSINESS IMPT DIST                     12/1/2032      5.000          256,174         196,640
     315,000   FIDDLERS CREEK CMNTY DEV DIST                     5/1/2013      5.750          313,278         306,149
     400,000   FLAGSTAFF AZ                                      1/1/2022      5.000          401,652         400,700
     700,000   FLORIDA ST BRD ED CAP OUTLAY                      6/1/2021      4.750          704,966         700,427
   1,225,000   FOREST CREEK CMNTY DEV DIST                       5/1/2011      4.850        1,224,103       1,155,102
     250,000   FORT BEND CNTY TX LEVEE IMPT                      9/1/2032      5.000          250,235         229,845
     500,000   FULTON CNTY GA DEV AUTH                          11/1/2028      5.250          492,235         431,875
     300,000   FULTON CNTY PA INDL DEV AUTH                      7/1/2009      5.300          299,775         298,677

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
  or shares                       Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
     330,000   FULTON CNTY PA INDL DEV AUTH                      7/1/2011      5.375   $      329,350         326,327
     325,000   GALVESTON CNTY TX HEALTH FACS                    11/1/2014      5.000          331,145         325,536
   1,000,000   GALVESTON CNTY TX MUN UTIL                       8/13/2008      6.000        1,000,000       1,015,020
     500,000   GARDEN GROVE CA CTFS PARTN                        8/1/2023      5.700          513,083         502,190
     500,000   GARZA CNTY TX PUB FAC CORP                       10/1/2016      5.500          512,748         511,405
     325,000   GATEWAY SVCS CMNTY DEV DIST FL                    5/1/2010      5.500          323,559         318,897
     400,000   GEISINGER AUTH PA HLTH SYS REV                    5/1/2037      4.790          400,000         292,000
     355,000   GENESEE CNTY NY INDL DEV                         12/1/2014      4.750          355,000         332,273
      15,000   GEORGIA MUN ELEC AUTH PWR REV (c)                 1/1/2012      4.743           12,285          12,230
     250,000   GEORGIA ST HSG FIN AUTH REV                       6/1/2025      4.500          234,324         234,595
     200,000   GLENDALE AZ INDL DEV AUTH REV                    5/15/2028      5.375          203,151         200,364
   1,000,000   GOLDEN ST                                         6/1/2047      5.125          846,287         809,190
   1,000,000   GOLDEN ST TOB SECURITIZATION (c)                  6/1/2022      1.294          832,954         836,810
     395,000   GRAVOIS BLUFFS TRANSN DEV MO                      5/1/2018      4.000          391,750         394,502
     250,000   GRAVOIS BLUFFS TRANSN DEV MO                      5/1/2032      4.750          225,010         224,235
     495,000   GROVE CITY PA AREA HOSP AUTH                      7/1/2012      5.250          493,564         495,535
     250,000   GROVE CITY PA AREA HOSP AUTH                      7/1/2012      5.250          251,370         250,270
     500,000   HAMMOND IND REDEV DIST REV                       1/15/2017      6.000          500,000         492,085
     320,000   HARRIS CNTY TEX MUN UTIL DIST                     9/1/2018      5.000          320,757         320,058
     500,000   HARRIS CNTY TX HEALTH FACS                      11/15/2032      5.000          483,485         490,255
     300,000   HARRISBURG PA AUTH UNIV REV                       9/1/2016      5.400          300,000         300,891
     250,000   HARRISONVILLE MO ANNUAL                          11/1/2028      4.625          241,765         222,388
   1,000,000   HARTLAND MI CONS SCH DIST                         5/1/2029      5.125        1,022,847       1,005,190
     350,000   HARVEY IL                                        12/1/2027      5.500          359,473         327,432
     360,000   HEALTH CARE AUTH FOR BAPTIST H                  11/15/2018      5.000          372,208         361,793
   1,500,000   HENDERSON NV LOC IMPT DISTS                       9/1/2010      4.500        1,500,000       1,444,635
     145,000   HERITAGE ISLE AT VIERA CMNTY                     11/1/2009      5.000          144,939         142,268
     205,000   HERITAGE ISLE AT VIERA CMNTY                     11/1/2013      5.000          204,573         188,662
     775,000   HIGHLANDS CNTY FLA HEALTH FACS                  11/15/2027      5.000          789,680         739,528
     500,000   HILLSBOROUGH CNTY FL INDL DEV                    10/1/2024      5.250          512,459         500,000
     500,000   HIMALAYA WTR + SANTN DIST CO                     12/1/2035      5.000          513,497         495,525
     400,000   HOUMA TERR PUB TR FINAUTH LA                     12/1/2040      5.150          418,674         407,136
     250,000   HOWARD CNTY MD RETIREMENT                         4/1/2027      5.250          256,485         214,600
     750,000   HUNTSVILLE AL HEALTH CARE AUTH                    6/1/2022      5.625          785,878         766,943
     400,000   HUNTSVILLE REDSTONE VLG AL                        1/1/2015      5.250          400,000         385,012
     500,000   HURON CNTY OH HOSP FACS REV                      12/1/2022      5.000          502,170         494,845
     120,000   IDAHO HEALTH FACS AUTH HOSP                       8/1/2009      5.750          120,364         118,924
     110,000   IDAHO HEALTH FACS AUTH HOSP                       8/1/2010      6.000          110,448         108,897
     245,000   IDAHO HSG + FIN ASSN                              8/1/2017      6.250          245,000         228,169
     240,000   IDAHO HSG + FIN ASSN NON PROFI                    8/1/2010      5.750          240,000         234,646
     250,000   IDAHO HSG FIN ASSN NONPROFIT                     12/1/2018      5.500          247,002         240,518
     730,000   ILLINOIS DEV FIN AUTH POLLUTN                     3/1/2014      5.500          737,761         717,517
     170,000   ILLINOIS DEV FIN AUTH POLLUTN                     2/1/2024      5.700          174,296         172,394
     100,000   ILLINOIS DEV FIN AUTH REV                         7/1/2008      5.800          100,253         100,598
     240,000   ILLINOIS DEV FIN AUTH REV                         7/1/2009      5.900          241,504         242,544
     475,000   ILLINOIS DEV FIN AUTH REV                         7/1/2019      6.050          476,819         478,287
     250,000   ILLINOIS DEV FIN AUTH REV                        5/15/2021      5.500          259,711         252,925
     750,000   ILLINOIS EDL FACS AUTH                            7/1/2038      5.125          765,676         750,413
     500,000   ILLINOIS EDL FACS AUTH REVS                       8/1/2017      5.250          507,412         507,865
     400,000   ILLINOIS FIN                                    11/15/2016      5.400          395,897         374,052
     500,000   ILLINOIS FIN                                     3/15/2027      5.000          523,693         491,575
     500,000   ILLINOIS FIN AUTH ED REV                          9/1/2027      5.000          508,981         398,040
     500,000   ILLINOIS FIN AUTH REV                            5/15/2012      5.100          498,154         487,635
     600,000   ILLINOIS FIN AUTH REV                            5/15/2012      5.250          603,268         581,928

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
  or shares                       Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
     650,000   ILLINOIS FIN AUTH REV                            5/15/2015      5.250   $      659,614         624,579
     500,000   ILLINOIS FIN AUTH REV                           11/15/2016      5.000          514,093         492,650
     250,000   ILLINOIS FIN AUTH REV                            12/1/2021      5.000          256,527         230,063
   1,250,000   ILLINOIS FIN AUTH REV                           11/15/2022      5.250        1,247,370       1,223,713
     375,000   ILLINOIS FIN AUTH REV                             4/1/2026      5.000          381,934         359,115
     750,000   ILLINOIS FIN AUTH REV                            5/15/2026      5.750          726,953         673,268
     610,000   ILLINOIS FIN AUTH REV                            8/15/2026      6.000          625,575         571,003
     250,000   ILLINOIS FIN AUTH REV                           11/15/2026      5.750          252,747         252,558
     750,000   ILLINOIS FIN AUTH REV                           11/15/2035      5.000          750,000         738,495
     150,000   ILLINOIS FIN AUTH REV                            12/1/2036      5.000          151,990         122,651
     875,000   ILLINOIS FIN AUTH REV                             2/1/2037      5.250          873,191         793,196
     500,000   ILLINOIS FIN AUTH REV                            2/15/2038      5.875          506,227         439,900
     500,000   ILLINOIS FIN AUTH REV                            2/15/2038      5.400          500,000         489,405
     250,000   ILLINOIS FIN AUTH REV                            5/15/2038      5.750          257,385         221,153
     440,000   ILLINOIS FIN AUTH SPORTS FAC                     12/1/2035      7.000          436,588         406,903
     500,000   ILLINOIS FN AUTH REV                            11/15/2026      5.250          515,022         455,120
   1,095,000   ILLINOIS HEALTH FACS AUTH REV                    5/15/2032      5.500        1,123,732       1,032,235
     500,000   ILLINOIS HEALTH FACS AUTH REV                     7/1/2033      6.000          525,785         511,790
   2,000,000   ILLINOIS HEALTH FACS AUTH REV                    8/15/2033      5.100        2,063,821       1,939,540
     500,000   ILLINOIS HEALTH FACS AUTH REV                    2/15/2037      5.150          502,126         486,495
     500,000   ILLINOIS HSG DEV AUTH                             7/1/2028      4.800          500,000         464,455
     250,000   ILLINOIS ST SALES TAX REV                        6/15/2009      5.000          252,099         250,530
     750,000   ILLNOIS FIN AUTH SPORTS FAC RE                   10/1/2027      6.125          729,216         709,275
     500,000   ILLNOIS FIN AUTH SPORTS FAC RE                   10/1/2037      6.250          483,667         456,640
     750,000   INDIANA HEALTH + EDL FAC                          3/1/2022      5.500          762,081         715,590
     500,000   INDIANA HEALTH + EDL FAC                         2/15/2036      5.250          503,244         472,060
     250,000   INDIANA HEALTH + EDL FAC FING                   11/15/2025      5.250          255,389         245,198
     620,000   INDIANA HLTH FAC FING AUTH REV                   8/15/2009      4.750          605,888         631,228
     190,000   INDIANA HLTH FAC FING AUTH REV                   8/15/2018      5.000          171,031         190,367
     350,000   INDIANA HLTH FAC HOSP REV                        2/15/2018      5.250          359,735         353,017
     300,000   INDIANA HLTH FAC HOSP REV                         1/1/2023      6.000          306,333         300,192
     280,000   INDIANA ST DEV FIN AUTH POLLUT                    3/1/2030      5.000          280,983         277,413
     250,000   INDUSTRY CA URBAN DEV AGY                         5/1/2021      4.750          254,678         251,373
     300,000   INTERCOMMUNITY HOSP AUTH CA CT                   11/1/2019      5.250          311,562         289,020
     200,000   INTERLOCKEN MET DIST CO                         12/15/2019      5.750          205,467         210,126
     300,000   INTERLOCKEN MT CIST CO                          12/15/2019      5.750          318,146         315,189
   2,500,000   INTERMEDIATE SCH DIST 287 MN                     11/1/2032      5.295        2,546,839       2,203,425
   1,021,080   INTERMEIDIATE SCH DIST 287 MN                     1/1/2028      5.460        1,042,523         941,589
     200,000   IOWA FIN AUTH RETIREMENT CMNTY                  11/15/2009      4.250          199,225         195,374
     200,000   IOWA FIN AUTH RETIREMENT CMNTY                  11/15/2011      4.750          198,358         193,720
     225,000   IOWA FIN AUTH SR HSG REV                         11/1/2011      5.000          225,000         218,851
     400,000   IOWA FIN AUTH SR HSG REV                         12/1/2014      5.000          397,060         378,148
     500,000   IOWA FIN AUTH SR LIVING FAC                     11/15/2027      5.500          511,621         431,315
     500,000   JACKSONVILLE FL HLTH FACS REV                    11/1/2022      5.000          494,876         489,345
   1,000,000   JACKSONVILLE FL HLTH FACS REV                    11/1/2027      5.000          955,516         942,750
     250,000   JEFFERSON PARISH LA FIN AUTH                      6/1/2033      5.000          263,784         254,435
     250,000   JEFFERSON PARISH LA FIN AUTH                     12/1/2048      5.700          263,684         257,765
   1,750,000   JEFFERSON PARISH LA FIN AUTH R                    6/1/2038      5.000        1,848,306       1,672,020
     250,000   JOHNSON CITY TN HEALTH + EDL                     2/15/2009      4.500          249,468         247,813
     700,000   JOPLIN MO INDL DEV AUTH                          5/15/2017      5.500          709,972         661,766
     270,000   JUBAN PARK CMNTY DEV DIST LA                     10/1/2014      5.150          270,000         255,782
   1,500,000   KALISPEL TRIBE INDIANS WA                         1/1/2016      6.200        1,500,000       1,457,205
     250,000   KANSAS CITY MO TAX INCREMENT                      3/1/2012      5.000          248,676         252,600
   1,000,000   KENT HOSP FIN AUTH MICH REV                       7/1/2035      6.000        1,065,015         975,020

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
  or shares                       Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
     250,000   KENTWOOD MI ECONOMIC DEV                        11/15/2014      5.250   $      248,179         255,450
     700,000   KENTWOOD MI ECONOMIC DEV                        11/15/2026      5.250          710,480         637,896
     250,000   KENTWOOD MI ECONOMIC DEV                        11/15/2036      5.375          261,106         218,305
   2,750,000   KERRVILLE TEX HEALTH FACS                        8/15/2035      5.450        2,739,455       2,481,655
     605,000   KERSHAW CNTY SC PUB SCHS                         12/1/2025      5.000          618,114         579,614
     350,000   KLICKITAT CNTY WA PUB HOSP                       12/1/2020      6.000          350,000         341,936
     500,000   KNOX CNTY TN HEALTH EDL + HSG                     4/1/2027      5.250          516,267         462,090
     400,000   KRONENWETTER WI                                   3/1/2017      5.000          404,590         404,140
     500,000   KRONENWETTER WI REDEV AUTH                        6/1/2008      4.800          500,445         502,005
     500,000   LA VERNIA TX HIGHER ED FIN COR                   2/15/2018      6.000          500,000         498,305
   1,093,000   LAFAYETTE LA PUB TR FING AUTH                     1/1/2041      5.350        1,137,040       1,136,611
     455,000   LAKE ASHTON II CMNTY DEV DIST                    11/1/2010      4.875          455,540         437,287
     650,000   LAKELAND FL HOSP SYS REV                        11/15/2032      5.000          661,543         597,383
     400,000   LANCASTER CNTY PA HOSP AUTH                       7/1/2012      5.200          399,685         405,792
     500,000   LANCASTER CNTY PA HOSP AUTH                       7/1/2022      6.100          498,562         491,500
     250,000   LANCASTER CNTY PA HOSP AUTH                      11/1/2026      5.000          261,662         242,195
     400,000   LANGSTON OK ECONOMIC DEV AUTH                     5/1/2026      5.250          414,192         365,292
     250,000   LEBANON CNTY PA HEALTH FACS                     12/15/2008      4.000          250,000         247,940
     250,000   LEE CNTY FL INDL DEV AUTH                       11/15/2029      5.000          256,057         213,198
     750,000   LEE CNTY FL INDL DEV AUTH REV                    6/15/2027      5.250          754,834         626,648
     350,000   LEE CNTY FL WTR + SWR REV                        10/1/2027      5.000          353,996         350,333
     400,000   LEE CNTY S C SCH FACS INC                        12/1/2031      6.000          410,543         413,592
     250,000   LEHIGH CNTY PA GEN PURP AUTH                     8/15/2042      5.040          250,000         157,500
     245,000   LEWIS CNTY WA PUB HOSP DIST                      12/1/2011      6.000          246,279         245,588
      45,000   LEWISVILLE TX INDPT SCH DIST                     8/15/2025      5.000           45,821          45,358
     250,000   LITTLE ELM TX                                     8/1/2019      5.600          261,580         260,883
     550,000   LOMBARD IL PUB FACS CORP                          1/1/2030      5.500          580,438         474,084
   1,750,000   LOMBARD IL PUB FACS CORP                          1/1/2036      5.250        1,788,701       1,657,023
     500,000   LOMBARD IL PUB FACS CORP  REV                     1/1/2015      6.375          500,000         493,515
     300,000   LOMBARD ILL PUB FACS CORP                         1/1/2025      5.500          319,120         267,795
     250,000   LOMPOC CA HLTHCARE DIST                           8/1/2034      5.000          254,064         242,505
     320,000   LORAIN CNTY OH HOSP REV                           9/1/2016      5.625          325,328         327,136
     330,000   LORAIN CNTY OH HOSP REV                           9/1/2027      5.500          336,562         335,874
     500,000   LOS ANGELES CA HSG AUTH                           6/1/2029      5.000          518,599         477,345
     400,000   LOUDOUN CNTY VA DEV INDL AUTH                     8/1/2028      5.000          400,000         399,204
   1,750,000   LOUISIANA HSG FIN AGY                            12/1/2038      5.700        1,857,433       1,857,433
     250,000   LOUISIANA HSG FIN AGY SINGLE                     10/1/2022      4.800          250,000         249,775
     400,000   LOUISIANA HSG FIN AGY SINGLE F                    6/1/2038      5.850          433,151         427,648
     400,000   LOUISIANA LOC GOVT ENV FACS                      11/1/2032      6.750          400,000         383,572
     490,000   LOUISIANA LOC GOVT ENVIR FACS                    6/20/2028      8.000          490,000         454,676
     400,000   LOUISIANA PUB FACS AUTH REV                      12/1/2015      6.500          411,591         400,476
     500,000   LOUISIANA PUB FACS AUTH REV                       7/1/2024      5.250          504,723         507,670
     500,000   LOUISIANA PUB FACS AUTH REV                      2/15/2036      4.720          500,000         355,000
     750,000   LOUISVILLE JEFFERSON CNTY KY                     10/1/2036      5.250          787,647         709,778
      70,000   LUBBOCK TX HLTH FACS DEV CORP                    1/20/2010      5.000           70,000          71,131
     140,000   LUBBOCK TX HLTH FACS DEV CORP                    3/20/2012      5.000          140,000         145,877
     325,000   LUBBOCK TX HLTH FACS DEV CORP                     7/1/2019      5.250          329,141         329,189
     250,000   LUBBOCK TX HLTH FACS DEV CORP                     7/1/2023      5.000          252,044         249,453
     350,000   LUCAS CNTY OH HEALTH CARE FAC                    8/15/2015      6.375          341,178         365,887
     689,672   LYONS CO REV                                    11/30/2016      4.750          697,203         669,361
     250,000   MADEIRA CMNTY DEV DIST FL                        11/1/2014      5.250          249,437         226,545
     475,000   MADISON CNTY FL REV                               7/1/2025      6.000          467,474         449,398
     230,000   MADISON CNTY NY INDL DEV AGY                      2/1/2017      4.500          226,202         219,167
     250,000   MAGNOLIA CREEK CMNTY DEV DIST                     5/1/2014      5.600          250,000         232,475

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
  or shares                       Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
   1,000,000   MALTA ILL TAX INCREMENT REV                     12/30/2025      5.750   $    1,000,000         889,380
     500,000   MANCHESTER N H HSG + REDEV (c)                    1/1/2020      5.248          266,859         251,055
     250,000   MANCHESTER NH HSG + REDEV                         1/1/2015      6.750          265,192         257,665
     647,000   MANHATTAN IL                                      3/1/2022      5.750          647,000         617,490
     500,000   MANITOWOC WI ELEC REV                            10/1/2034      5.250          514,435         500,715
     500,000   MAPLE GROVE MN HEALTH CARE REV                    9/1/2029      5.000          505,742         475,075
     500,000   MARICOPA CNTY AZ HLTH FACS REV                    7/1/2032      5.250          524,217         483,650
     250,000   MARICOPA CNTY AZ INDL DEV                         1/1/2027      6.625          266,690         273,718
     100,000   MARION CNTY IN CNVTN + RECTL                      6/1/2027      5.000          101,996         100,013
     500,000   MARQUIS CMNTY DEV AUTH VA REV                     9/1/2013      5.100          500,000         498,320
     215,000   MARYLAND ST ECONOMIC DEV CORP                    12/1/2011      4.750          213,565         214,166
     750,000   MARYLAND ST HEALTH + HIGHER                       1/1/2013      4.750          750,000         729,450
     250,000   MARYLAND ST HEALTH + HIGHER                       1/1/2017      5.000          250,177         238,300
     250,000   MARYLAND ST HEALTH + HIGHER ED                    1/1/2027      4.625          250,000         233,180
     500,000   MASHANTUCKET WSTRN PEQUOT                         9/1/2036      5.500          509,444         436,990
     250,000   MASSACHUSETTS ST                                  5/1/2037      4.590          250,000         180,000
   1,500,000   MASSACHUSETTS ST COLLEGE BLDG                     5/1/2039      5.375        1,569,838       1,522,155
     750,000   MASSACHUSETTS ST HEALTH + EDL                     7/1/2016      5.500          764,770         758,813
     500,000   MASSACHUSETTS ST HEALTH AUTH                      7/1/2018      5.000          517,878         513,455
     350,000   MASSACHUSETTS ST HLTH EDL FACS                  11/15/2009      5.125          352,395         356,731
     450,000   MASSACHUSETTS ST HLTH EDL FACS                    7/1/2028      5.000          463,991         448,263
     100,000   MASSACHUSETTS ST INDL FIN AGY                     9/1/2017      5.450          101,258         101,847
     750,000   MASSACHUSETTS ST INDL FIN AGY                    10/1/2023      5.000          770,006         763,005
     250,000   MASSACHUSETTS ST INDL FIN AGY                    2/15/2028      4.750          251,750         243,708
     500,000   MASSACHUSETTS ST TPK AUTH MET                     1/1/2017      5.125          509,540         505,865
     145,000   MASSACHUSETTS ST TPK AUTH MET                     1/1/2027      5.000          147,361         145,010
     225,000   MASSACHUSETTS ST TPK AUTH MET                     1/1/2029      5.250          231,848         225,358
     500,000   MASSACHUSETTSC ST DEV FIN AGY                    10/1/2017      5.000          509,445         471,620
     265,000   MATAGORDA CNTY TX NAV DIST 1                      6/1/2026      5.250          271,212         270,303
      80,000   MATAGORDA CNTY TX NAV DIST 1                      6/1/2026      5.250           81,596          79,901
   1,000,000   MATTESON IL TAX INCREMENT REV                    12/1/2009      4.250        1,000,000         987,870
   1,750,000   MC ALESTER OKLA PUB WKS AUTH (c)                  2/1/2030      5.480          535,924         493,780
     200,000   MEAD VLG NE TAX INCREMENT REV                     7/1/2012      5.125          200,000         182,708
     115,000   MECKLENBURG CNTY NC INDL FACS                    12/1/2009      5.250          115,753         115,224
     500,000   MERRILLVILLE IN MLT SCH BLDG                     7/15/2027      5.250          494,004         500,340
     500,000   MESQUITE TX HEALTH FACS DEV                      2/15/2015      5.000          502,857         495,390
   1,075,000   MET GOVT NASHVILLE DAVIDSON TN (b)              12/20/2020      8.000        1,075,000       1,015,596
     855,000   MET GOVT NASHVILLE DAVIDSON TN                   6/20/2036     10.000          855,000         624,150
   1,850,000   MET GOVT NASHVILLE DAVIDSON TN                  12/20/2040      7.500        1,850,000       1,704,294
     500,000   METRO GOVT NSHVILLE TN WTR SWR                    1/1/2018      5.000          514,529         505,560
     850,000   METRO TRANSN AUTH NY SVC CONTR                    7/1/2030      5.000          881,582         855,109
     300,000   METROPOLITAN PIER + EXPO IL                      6/15/2012      5.250          306,623         300,564
     500,000   MI PUB EDL FACS AUTH REV                          9/1/2019      5.500          499,551         476,940
     500,000   MIAMI BEACH FL HLTH FACS HOSP                   11/15/2028      5.375          505,849         430,475
     500,000   MIAMI CNTY OH HOSP FACS REV                      5/15/2018      5.250          512,000         508,565
     500,000   MIAMI DADE CNTY FL EXPWY                          7/1/2029      5.125          521,256         500,430
     250,000   MIAMI DADE CNTY FL SPL OBLIG                     10/1/2037      5.000          257,021         243,603
     250,000   MICH TOB STLMT FIN AUTH                           6/1/2022      5.125          240,836         235,210
     300,000   MICHIGAN PUB EDL FACS AUTH                        9/1/2022      5.000          300,000         269,034
     750,000   MICHIGAN PUB EDL FACS AUTH REV                    9/1/2016      6.000          750,000         751,673
     500,000   MICHIGAN PUB EDL FACS AUTH REV                   10/1/2023      6.250          500,000         483,880
     500,000   MICHIGAN ST BLDG AUTH REV (c)                   10/15/2021      5.980          225,273         244,320
     220,000   MICHIGAN ST HOSP FIN AUTH REV                   11/15/2009      4.000          218,055         214,155
     175,000   MICHIGAN ST HOSP FIN AUTH REV                     6/1/2028      5.000          178,328         166,450

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
 or shares                        Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
   1,000,000   MICHIGAN ST STRATEGIC FD                          9/1/2029      5.450   $    1,059,730       1,006,750
     250,000   MICHIGAN ST UNIV REVS                            2/15/2037      4.650          250,000         180,000
     500,000   MIDCITIES MET DIST NO 2 CO                       12/1/2030      5.125          500,717         481,475
     500,000   MILLSBORO DE SPL OBLG                             7/1/2036      5.450          500,000         414,340
     750,000   MILWAUKEE WI REDEV AUTH REV                       8/1/2015      5.125          749,932         754,613
     645,000   MINNESOTA ST HIGHER ED FACS                      10/1/2016      4.493          650,591         645,052
   1,000,000   MISSISSIPPI DEV BK SPL                           10/1/2013      5.000        1,026,524       1,049,090
     500,000   MISSISSIPPI HOME CORP SINGLE                     12/1/2039      5.050          500,000         469,950
     250,000   MISSOURI ST DEV FIN BRD FACS                      4/1/2025      5.125          253,309         249,018
     500,000   MISSOURI ST DEV FIN BRD FACS                      4/1/2028      4.750          484,269         464,010
     500,000   MISSOURI ST HLTH + EDL FAC AUT                    2/1/2018      4.875          512,803         497,075
     980,000   MISSOURI ST HLTH + EDL FAC AUT                    2/1/2022      5.125        1,013,601         960,439
     500,000   MISSOURI ST HLTH + EDL FAC AUT                    2/1/2027      4.875          506,260         454,315
     375,000   MISSOURI ST HLTH + EDL FAC REV                   5/15/2025      5.125          390,318         373,920
     500,000   MONROE CNTY GA POLLUTN CTL REV                    7/1/2036      4.900          508,998         480,885
     320,000   MONROE MCKEEN PLAZA HSG DEV LA                    2/1/2012      6.800          321,513         320,538
     500,000   MONROEVILLE AL WTRWKS BRD                         1/1/2020      5.125          513,743         505,435
     250,000   MONTGOMERY AL EDL BLDG AUTH                      10/1/2032      5.250          261,848         237,455
     250,000   MONTGOMERY AL MED CLNIC BRD                       3/1/2031      5.250          256,489         226,800
     650,000   MONTGOMERY CNTY PA INDL DEV RE                    2/1/2014      5.375          645,986         628,583
     375,000   MONTGOMERY CNTY PA INDL DEV RE                    2/1/2028      6.125          369,705         347,231
     200,000   MONTGOMERY CNTY TX MUN UTIL                       3/1/2017      4.900          200,798         200,332
     250,000   MONTGOMERY IL SPL ASSMT                           3/1/2030      4.700          250,230         222,713
     800,000   MOUNT CARBON MET DIST CO REV (e)                  6/1/2043      7.000          800,000         800,000
     200,000   MOUNT CARBON MET DIST CO REV (b) (e)              6/1/2043      1.000               --              --
     300,000   MOUNT DORA FL HEALTH FACS AUTH                   8/15/2008      4.250          299,450         298,065
     130,000   MOUNTAIN REGL WTR SPL SVC DIST                   12/1/2008      6.250          129,815         131,639
     500,000   MURRAY CITY UT HOSP REV                          5/15/2022      5.000          503,143         500,040
     400,000   NASSAU CNTY N Y INDL DEV AGY                      1/1/2018      5.875          396,338         388,416
     140,000   NEW HAMPSHIRE HEALTH + ED                         7/1/2011      5.000          140,705         143,147
     480,000   NEW HAMPSHIRE HEALTH + ED                         7/1/2016      5.000          478,055         477,398
     300,000   NEW JERSEY ECONOMIC DEV AUTH                      1/1/2015      5.000          296,613         283,281
     250,000   NEW JERSEY HEALTH CARE FACS                       2/1/2021      5.000          258,329         254,365
     495,000   NEW JERSEY HEALTH CARE FACS FI                  11/15/2033      3.522          495,000         346,500
      40,000   NEW MEXICO MTG FIN AUTH                           1/1/2026      6.950           42,099          40,810
     250,000   NEW MEXICO ST HOSP EQUIP LN                      8/15/2017      5.000          249,064         225,843
     250,000   NEW MEXICO ST HOSP EQUIP LN                       7/1/2025      5.250          260,411         248,858
     230,000   NEW ORLEANS LA SEW SVC REV                        6/1/2010      5.200          232,364         232,452
     500,000   NEW RIVER CNMTY DEV DIST FL CP                    5/1/2013      5.000          498,468         457,310
     215,000   NEW YORK CNTYS TOB TR IV                          6/1/2021      4.250          212,850         200,713
     360,000   NEW YORK N Y                                     3/15/2029      5.000          369,387         360,677
     350,000   NEW YORK ST DORM AUTH REVS                        7/1/2019      6.875          376,234         365,113
     500,000   NORMAN OKLA REGL HOSP AUTH REV                    9/1/2024      5.500          509,708         483,200
     250,000   NORTH CAROLINA                                    1/1/2032      5.250          248,640         202,898
     625,000   NORTH CAROLINA MED CARE                           7/1/2027      5.000          625,039         568,763
     500,000   NORTH CAROLINA MED CARE COMMN                    10/1/2034      5.800          542,519         481,365
     500,000   NORTH CAROLINA MED CARE HLTH                     10/1/2020      5.500          514,595         512,135
     150,000   NORTH CAROLINA MED CARE HLTH                     10/1/2028      5.000          153,508         150,174
   1,300,000   NORTH CAROLINA MED CARE HLTH                     10/1/2035      4.750        1,300,000       1,283,009
     420,000   NORTH CAROLINA MUN PWR AGY                        1/1/2017      5.125          434,823         424,927
   1,000,000   NORTH CENT TX HLTH FAC DEV                       5/15/2017      5.000        1,015,005       1,019,190
     750,000   NORTH OAKS MN SR HSG REV                         10/1/2022      5.750          739,116         729,540
     350,000   NORTH RANGE MET DIST NO 1 CO                    12/15/2024      5.000          363,235         299,331
   1,000,000   NORTH TX TWY AUTH REV (c)                         1/1/2028      5.900          317,240         337,890

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
 or shares                        Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
     500,000   NORTHEASTERN PA HOSP + ED AUTH                   8/15/2016      5.150   $      502,246         500,895
     500,000   NORTHERN CA GAS AUTH NO 1                         7/1/2027      4.740          500,000         350,000
     500,000   NORTHERN MARIANA ISLANDS                         10/1/2022      5.000          504,467         451,805
     750,000   NORTHRN CA PWR AGY PUB PWR REV                    7/1/2032      5.200          765,149         750,413
     250,000   OAKLAND CA UNI SCH DIST                           8/1/2024      5.000          259,714         252,583
     100,000   OAKRIDGE COMMUNITY DEVELOPMENT                    5/1/2018      5.250          102,120         102,127
     250,000   OKANOGAN CNTY WASH PUB HOSP                      12/1/2023      5.625          264,214         265,188
     125,000   OKLAHOMA CNTY OK FIN AUTH REV                   11/15/2040      5.000          125,000         122,488
     300,000   OKLAHOMA DEV FIN AUTH HOSP                       12/1/2023      5.125          294,758         294,438
      35,000   OKLAHOMA DEV FIN AUTH REV                        2/15/2029      6.000           36,704          35,949
     545,000   ORANGE CNTY FL HLTH FACS AUTH                     7/1/2009      4.625          545,000         541,245
     620,000   OREGON ST HEALTH HSG EDL AUTH                   11/15/2026      8.000          646,506         620,490
      25,000   OREGON ST HSG + CMNTY SVCS DEP                    7/1/2022      5.700           25,255          25,310
     500,000   ORLEANS PARISH LA PARSHWDE SCH                    9/1/2020      5.500          500,000         500,210
     495,000   ORLEANS PARISH LA SCH BRD (c)                     2/1/2015      5.526          336,325         347,733
     250,000   OUTER DRIVE HSG FIN CORP MI                       1/1/2023      6.000          255,835         250,413
     450,000   PALM BEACH CNTY FL HLTH FACS                     10/1/2011      5.500          453,580         459,297
     250,000   PALM BEACH CNTY FL HLTH FACS                    11/15/2017      5.250          250,000         245,435
     500,000   PALM BEACH CNTY FL HLTH FACS                    11/15/2022      5.375          488,853         469,820
     675,000   PALM BEACH FL HEALTH FACS                       11/15/2029      5.125          684,005         574,918
     225,000   PALO ALTO CNTY IA HOSP REV                        8/1/2024      5.250          228,234         195,298
     330,000   PANTHER TRACE II FL CMNTY DEV                    11/1/2010      5.000          331,140         316,685
     400,000   PAOLI IN BLDG CORP                               1/15/2032      5.000          405,652         404,764
     655,000   PARKLANDS LEE CMNTY DEV DIST                      5/1/2011      5.125          654,512         626,383
     500,000   PELL CITY AL SPL CARE FACS FIN                   12/1/2027      5.250          426,201         437,150
     250,000   PENNSYLVANIA INTRGVRNMNTL COOP                   6/15/2021      5.000          257,259         251,360
     600,000   PENNSYLVANIA ST HIGHER EDL                       1/15/2022      6.000          620,637         636,702
     500,000   PENNSYLVANIA ST HIGHER EDL                       3/15/2030      5.750          515,993         503,285
     295,000   PENNSYLVANIA ST HIGHER EDL                       1/15/2031      6.000          308,883         311,682
     325,000   PENNSYLVANIA ST HIGHER EDL FAC                  11/15/2016      5.875          335,397         325,023
      75,000   PENNSYLVANIA ST HIGHER EDL FAC                  11/15/2016      5.875           79,659          75,005
     500,000   PENNSYLVANIA ST HIGHER EDL FAC                   12/1/2018      5.000          514,793         514,385
     235,000   PENNSYLVANIA ST HIGHER EDL FAC                  11/15/2021      5.875          254,059         235,016
      50,000   PENNSYLVANIA ST HIGHER EDL FAC                  11/15/2021      5.875           50,977          50,004
     500,000   PENNSYLVANIA ST HIGHER EDL FAC                    7/1/2039      4.670          500,000         355,000
     250,000   PHILADELPHIA PA HOSPS + HIGHER                    1/1/2018      5.300          252,659         254,880
     250,000   PHOENIX AZ STR + HWY USER REV                     7/1/2011      6.250          255,178         250,743
     375,000   PIMA CNTY AZ INDL                                 2/1/2015      6.625          375,000         370,110
     200,000   PIMA CNTY AZ INDL DEV                           12/15/2016      5.250          197,925         199,914
     215,000   PIMA CNTY AZ INDL DEV AUTH                        8/1/2012      6.250          215,000         215,501
     490,000   PIMA CNTY AZ INDL DEV AUTH                        7/1/2014      4.650          488,675         477,907
     250,000   PIMA CNTY AZ INDL DEV AUTH                        7/1/2015      5.125          248,861         248,263
     465,000   PIMA CNTY AZ INDL DEV AUTH                        6/1/2016      6.000          465,000         469,883
     400,000   PIMA CNTY AZ INDL DEV AUTH                       12/1/2017      5.350          400,000         385,216
     250,000   PIMA CNTY AZ INDL DEV AUTH                        6/1/2022      5.000          254,581         225,130
     150,000   PIMA CNTY AZ INDL DEV AUTH                        7/1/2023      5.700          154,523         144,155
     150,000   PIMA CNTY AZ INDL DEV AUTH ED                     7/1/2012      5.000          149,710         152,543
     775,000   PIMA CNTY AZ INDL DEV AUTH ED                     2/1/2015      7.250          775,000         775,364
     500,000   PIMA CNTY AZ INDL DEV AUTH ED                     7/1/2022      5.375          506,048         470,525
     500,000   PINAL CNTY ARIZ CTFS PARTN                       12/1/2026      5.000          504,861         495,775
     500,000   PINAL CNTY AZ INDL DEV AUTH                      10/1/2020      5.250          525,712         483,765
     432,000   PINGREE GROVE VILLAGE IL                          3/1/2015      5.250          428,744         417,761
     225,000   PITT CNTY NC REV                                 12/1/2010      5.375          232,768         235,123
     750,000   PLEASANTS CNTY WV POLL CTL                        5/1/2015      6.150          789,613         751,650

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
 or shares                        Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
   2,000,000   PORT EVERGLADES AUTH FL IMPT                      9/1/2016      5.000   $    2,012,671       2,011,780
     635,000   PORTLAND ME HSG DEV CORP                          8/1/2015      4.875          635,000         621,557
     250,000   PORTLAND ME HSG DEV CORP                          8/1/2021      5.700          250,000         247,108
     750,000   POTTER CNTY PA HOSP AUTH REV                      8/1/2016      5.950          755,421         753,038
     500,000   POTTER CNTY PA HOSP AUTH REV                      8/1/2024      6.050          519,565         502,635
     105,000   PRIVATE COLLEGES + UNIVS AUTH                    10/1/2029      5.375          105,207         100,301
     250,000   PRIVATE COLLEGES+UNIVS AUTH GA                   10/1/2014      5.250          257,586         255,468
     250,000   PROVO UT CHARTER SCH REV                         6/15/2037      5.500          250,000         208,273
     450,000   PUERTO RICO COMWLTH HWY                           7/1/2045      4.550          450,000         315,000
     500,000   PUERTO RICO ELEC                                  7/1/2025      4.700          500,000         350,000
     500,000   PUERTO RICO SALES TAX FING                        8/1/2057      3.745          500,000         355,000
     750,000   QUAIL CREEK CMNTY FACS DIST                      7/15/2016      5.150          750,000         734,648
     500,000   QUINAULT INDIAN NATION WA                        12/1/2015      5.800          502,898         493,425
     400,000   RENO NV HOSP REV                                  6/1/2032      5.250          414,998         374,024
     750,000   RENO SPARKS INDIAN COLONY NV                      6/1/2021      5.000          767,797         734,378
     250,000   RHODE ISLAND ST HLTH + ED BLDG                   5/15/2026      5.250          255,937         250,848
     500,000   RICHARDSON TX HOSP AUTH REV                      12/1/2028      5.625          515,974         476,775
     500,000   RIVERSIDE MO INDL DEV AUTH                        5/1/2020      5.000          503,107         491,310
     350,000   RIVERSIDE MO INDL DEV AUTH                        5/1/2027      4.500          347,874         302,281
     250,000   RIVERWOOD ESTATES CMNTY DEV                       5/1/2013      5.000          250,000         227,858
   1,000,000   ROCKPORT IN POLLUTION CTL REV                     6/1/2025      4.625        1,000,625         931,940
   1,000,000   SACRAMENTO CA CITY FING AUTH                     12/1/2021      0.010          495,847         468,230
     500,000   SACRAMENTO CNTY CA CTFS PARTN                    10/1/2027      4.750          500,450         477,945
     250,000   SACRAMENTO CNTY CA SANTN DIST                    12/1/2035      4.025          250,000         177,500
     350,000   SACRAMENTO CNTY CA WTR FINGAU                     6/1/2039      4.590          350,000         248,500
     250,000   SAGINAW MI HOSP FIN AUTH REV                      7/1/2030      6.500          266,790         264,590
   1,750,000   SAN BERNARDINO CNTY CA CTFS                       8/1/2028      5.000        1,799,160       1,750,805
     200,000   SAN DIEGO CA PUB FACS FING                       5/15/2025      5.000          202,237         200,014
     145,000   SAN DIEGO CA PUB FACS FING                       5/15/2025      5.000          145,419         145,010
     600,000   SAN JOAQUIN HILLS CA TRNS TOLL                   1/15/2030      5.250          610,124         599,982
     250,000   SANTA CLARA CA REDEV TAX ALLOC                    6/1/2015      5.000          252,216         250,863
     500,000   SARASOTA CNTY FL HEALTH FACS                      1/1/2027      5.500          509,048         453,490
     250,000   SARASOTA NATL CMNTY DEV DIS FL                    5/1/2039      5.300          248,150         189,723
     410,000   SAYRE PA HLTH CARE FACS AUTH (b)                 12/1/2031      5.875          431,477         416,470
   1,000,000   SCAGO EDL                                        12/1/2021      5.000        1,050,154         992,120
   1,000,000   SCAGO EDL FACS CORP                              12/1/2026      5.000        1,050,154       1,009,040
     750,000   SCRANTON PENN PKG                                 6/1/2027      5.250          760,839         716,783
     200,000   SEMINOLE TRIBE FL SPL OBLIG                      10/1/2022      5.750          207,403         196,056
     500,000   SEMINOLE TRIBE FL SPL OBLIG RE                   10/1/2024      5.500          506,640         475,195
     250,000   SENECA NATION INDIANS CAP                        12/1/2023      5.000          248,644         220,525
     500,000   SHELBY CNTY TN HLTH EDL + HSG                     9/1/2011      4.900          500,000         491,800
     750,000   SHELBY CNTY TN HLTH EDL + HSG                     9/1/2016      5.250          744,942         729,105
     150,000   SHELBY CNTY TN HLTH EDL + HSG (b)                 1/1/2019      5.350          134,966          45,050
     500,000   SHELBY CNTY TN HLTH EDL + HSG                     9/1/2026      5.625          496,294         471,800
     625,000   SHELBY CNTY TN HLTH EDL + HSG (b)                 1/1/2029      5.550          556,863         180,869
     250,000   SKAGIT CNTY WA                                   12/1/2008      4.650          250,563         251,025
   1,000,000   SKOWHEGAN ME POLLUTN                             11/1/2013      5.900        1,000,000       1,002,930
     500,000   SOUTH CAROLINA JOBS ECON DEV                      4/1/2024      5.000          513,481         456,715
     750,000   SOUTH CAROLINA JOBS ECON DEV                      4/1/2027      8.000          750,000         750,000
      50,000   SOUTH CAROLINA JOBS ECON DEV                    11/15/2030      5.625           50,794          55,848
     200,000   SOUTH CAROLINA JOBS ECON DEV                    11/15/2030      5.625          203,177         201,238
     695,000   SOUTH CAROLINA JOBS ECONOMIC                     11/1/2010      4.650          695,000         672,899
     750,000   SOUTH CAROLINA JOBS ECONOMIC                      5/1/2011      5.000          750,000         744,585
     500,000   SOUTH CAROLINA JOBS ECONOMIC                    11/15/2027      6.000          504,511         464,365

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
  or shares                       Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
     750,000   SOUTH CAROLINA JOBS ECONOMIC                    11/15/2042      5.150   $      750,000         735,330
     205,000   SOUTH CHICAGO HEIGHTS IL                         12/1/2009      6.150          205,000         205,607
   1,000,000   SOUTH COAST CONSERVANCY DIST                      1/1/2028      5.250          993,847       1,061,860
     600,000   SOUTH DAKOTA ST HEALTH                            7/1/2030      6.400          600,000         600,000
     250,000   SOUTH DAKOTA ST HEALTH + EDL                     11/1/2034      5.250          259,697         240,298
     375,000   SOUTH DAKTA ST HEATH + EDL FAC                    7/1/2024      6.400          375,000         375,000
     170,000   SOUTH LAKE CNTY HOSP DIST FL                     10/1/2022      6.000          175,869         173,869
      85,000   SOUTH LAKE CNTY HOSP DIST FLA                    10/1/2008      4.250           84,979          85,271
     640,000   SOUTH LAKE CNTY HOSP FL                          10/1/2013      5.500          640,020         677,779
     300,000   SOUTHERN MN MUN PWR AGY SUPPLY                    1/1/2013      1.850          300,000         292,650
     250,000   SOUTHWESTERN IL DEV AUTH REV                     8/15/2015      5.375          258,192         254,615
     750,000   SOUTHWESTERN IL DEV AUTH REV                     10/1/2022      7.000          750,000         723,915
     250,000   SOUTHWESTERN IL DEV AUTH REV                     11/1/2026      5.625          248,198         221,418
   1,500,000   SOUTHWESTERN IL DEV AUTH REV                     8/15/2029      5.625        1,540,703       1,459,020
     250,000   ST CHARLES CNTY MO PUB WTR                       12/1/2036      5.375          248,125         250,993
   1,025,000   ST JOHN BAPTIST PARISH LA REV                     6/1/2037      5.125        1,025,000         905,280
     250,000   ST JOHNS CNTY FL INDL DEV                        10/1/2017      5.000          250,000         230,985
     400,000   ST JOSEPH CNTY IND ECONOMIC                      5/15/2014      5.750          409,276         395,208
   1,000,000   ST JOSEPH MO INDL DEV AUTH TAX                   11/1/2019      5.100          987,042         934,210
     500,000   ST JOSEPH MO INDL DEV AUTH TAX                   11/1/2023      5.375          496,052         459,365
     500,000   ST JOSHEP CNTY IN HOSP AUTH                      2/15/2028      5.250          511,535         445,070
     800,000   ST LOUIS CNTY MO HSG AUTH (b)                    11/1/2014      8.500          800,000         384,136
     250,000   ST LOUIS CNTY MO INDL DEV                         9/1/2021      5.375          255,258         232,783
     250,000   ST LOUIS CNTY MO INDL DEV AUTH                  11/15/2022      5.000          253,837         217,815
   1,000,000   ST LOUIS CNTY MO INDL DEV AUTH                   12/1/2027      5.370        1,000,000         985,080
     480,000   ST LOUIS MO INDL DEV AUTH TAX                     5/1/2026      5.125          477,130         421,963
     525,000   ST PAUL MN HSG + REDEV HOSP                     11/15/2014      5.250          536,736         533,474
     247,712   ST TAMMANY PARISH LA FIN AUTH                    12/1/2039      5.250          253,743         249,065
     215,000   STERLING HILL CMNTY DEV DIST                     11/1/2010      5.500          214,490         213,538
     300,000   STERLING HILL CMNTY DEV DIST                      5/1/2011      5.100          300,000         285,012
     500,000   STONEYBROOK SOUTH CMNTY DEV FL                   11/1/2015      5.450          498,260         451,820
     500,000   SULLIVAN CNTY TN HEALTH EDL                       9/1/2036      5.250          516,670         438,075
     135,000   SUMMIT ACADEMY NORTH MI PUB                       7/1/2009      6.250          135,814         141,897
     445,000   SUMMIT ACADEMY NORTH MI PUB                      11/1/2011      4.750          445,130         442,886
      83,000   SUNDANCE CMNTY FACS DIST AZ                       7/1/2008      5.000           83,000          83,244
     500,000   TANGIPAH0A PARISH LA HOSP SVC                     2/1/2015      5.375          522,166         526,935
     500,000   TARRANT CNTY TEX CULTURAL ED                    11/15/2016      5.250          483,149         459,355
     750,000   TARRANT CNTY TX CLUTURAL ED                     11/15/2036      6.000          773,041         712,193
     250,000   TARRANT CNTY TX CULTURAL ED                      2/15/2013      5.000          249,675         239,403
   1,000,000   TARRANT CNTY TX CULTURAL ED                     11/15/2026      6.000        1,037,487         976,390
     250,000   TEXAS MUN GAS ACQUISITION                       12/15/2026      4.794          250,000         189,773
     250,000   TEXAS MUN GAS CORP                              12/15/2026      4.720          250,000         160,000
      90,000   TEXAS ST AFFORDABLE HSG CORP                     10/1/2008      4.100           90,000          90,436
     500,000   TEXAS ST PUB FIN AUTH CHARTER                     9/1/2018      5.500          500,000         484,760
     800,000   TEXAS STUDENT HSG AUTH REV (b)                    1/1/2033     11.000          800,000          19,400
   1,500,000   TISONS LANDING CMNTY DEV DIST                    11/1/2011      5.000        1,499,240       1,404,690
     475,000   TOB SECURITIZATION AUTH NORTH                     6/1/2023      4.750          462,475         443,275
     300,000   TOBACCO SETTLEMENT FING CO NJ                     6/1/2015      5.000          309,633         300,696
     750,000   TOBACCO SETTLEMENT FING CORP                      6/1/2011      5.000          750,514         750,938
   1,505,000   TOBACCO SETTLEMENT REV MGMT                      5/15/2022      6.000        1,541,958       1,510,313
     425,000   TODD CREEK FARMS MET DIST NO 1                   12/1/2009      4.750          423,316         416,169
     250,000   TOLEDO LUCAS CNTY OH PORT AUTH                   12/1/2035      5.375          257,921         228,853
     750,000   TOLOMATO CMNTY DEV DIST FL                        5/1/2017      6.375          750,000         744,353
   2,000,000   TRAVIS CNTY TX HEALTH FACS DEV                  11/15/2035      4.750        2,000,000       1,966,820

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
  or shares                       Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
     840,000   TRAVIS CNTY TX HSG FIN CORP (b)                   6/1/2035      9.250   $      840,000         312,925
     500,000   TWIN VALLEY PUB PWR RV                           9/15/2022      5.250          510,083         500,570
   1,000,000   TYLER TX HEALTH FACS DEV CORP                     7/1/2009      6.600        1,003,100       1,009,730
     855,000   TYLER TX HEALTH FACS DEV CORP                    11/1/2027      5.375          896,176         890,457
     350,000   TYLER TX HEALTH FACS DEV CORP                    11/1/2037      5.375          347,564         302,621
     500,000   ULSTER CNTY N Y INDL                             9/15/2013      5.100          496,455         488,805
     500,000   ULSTER CNTY N Y INDL                             9/15/2016      5.250          493,267         470,970
     155,000   UNIVERSITY AZ MED CTR HOSP REV                    7/1/2013      5.000          155,753         155,256
     200,000   UNIVERSITY CITY MO INDL DEV AU                  12/20/2030      6.000          211,105         200,080
     671,000   UTAH ASSOCIATED MUNI POWER SYS                    5/1/2022      4.750          671,000         610,127
     320,000   UTAH CNTY UT HOSP REV                            8/15/2026      5.250          324,568         323,130
     250,000   UTAH ST CHARTER SCH FIN AUTH                     6/15/2017      5.125          250,000         243,983
     750,000   VALLEY AL SPL CARE FACS FING                     11/1/2011      5.450          763,204         760,485
   1,215,000   VERANO CTR CMNTY DEV DIST FL                     11/1/2012      5.000        1,215,000       1,105,286
     500,000   VERNON CA NAT GAS FING AUTH                       8/1/2021      5.000          500,000         500,545
     300,000   VERRADO CMNTY FACS DIST NO 1                     7/15/2013      6.000          300,000         316,686
     300,000   VIGO CNTY IN HOSP AUTH REV                        9/1/2027      5.500          296,801         267,915
   2,000,000   VIRGINIA ST HSG DEV AUTH                          7/1/2036      5.375        2,094,128       1,988,320
     250,000   VISTANCIA CMNTY FACS DIST AZ                     7/15/2008      4.150          250,000         250,440
     250,000   WALKER FIELD CO PUB ARPT AUTH                    12/1/2027      4.750          227,304         213,565
     350,000   WASHINGTON CNTY IA HOSP REV                       7/1/2017      5.250          349,735         349,969
     730,000   WASHINGTON CNTY OK MED AUTH                      11/1/2010      5.500          740,102         735,307
     145,000   WASHINGTON CNTY PA AUTH REV                      12/1/2029      6.150          153,812         145,331
     500,000   WASHINGTON ST                                     7/1/2022      5.000          515,506         515,835
     650,000   WASHINGTON ST HSG FIN COMMN                       1/1/2013      5.100          650,000         635,206
   1,150,000   WASHINGTON ST HSG FIN COMMN                       1/1/2017      5.250        1,145,928       1,095,594
     500,000   WATERS EDGE CMNTY DEV DIST                       11/1/2012      5.000          500,203         462,715
     500,000   WATERSET NORTH CMNTY DEV DIST                    11/1/2015      6.550          498,495         482,490
     605,000   WATSON RD CMNTY FACS DIST AZ                      7/1/2008      4.600          605,143         605,889
     750,000   WEATHERFORD HOSP AUTH OK REV                      5/1/2016      6.000          767,105         732,398
     125,000   WELD CNTY CO CTFS PARTN                         12/15/2019      5.125          127,676         125,934
     250,000   WEST VLGS IMPT DIST FLA REV                       5/1/2037      5.500          250,000         199,898
     845,000   WESTERN GENERATION AGY OR                         1/1/2021      5.000          853,763         760,939
     200,000   WESTPARK CMNTY FACS DIST AZ                      7/15/2016      4.900          200,000         192,222
     500,000   WHITEHOUSE TX INDPT SCH DIST (c)                 2/15/2025      4.650          230,260         194,535
      60,000   WHITMORE LAKE MI PUB SCH DIST                     5/1/2028      5.000           62,067          65,780
     500,000   WI ST HEALTH EDL FACS                             6/1/2028      5.700          520,049         479,495
     145,000   WICHITA KS HOSP REV                             11/15/2024      6.250          151,928         151,007
     255,000   WILL CNTY IL SPL ED JT                            1/1/2021      5.500          265,529         265,580
     500,000   WINKLER COUNTY TX                                2/15/2031      5.250          516,503         480,665
     460,000   WISCONSIN HEALTH + EDL FACS                      8/15/2016      4.600          458,716         449,540
   1,000,000   WISCONSIN HEALTH + EDL FACS                      12/1/2034      4.750        1,000,000         992,800
     250,000   WISCONSIN ST HEALTH + EDL                       11/15/2032      6.000          268,895         241,873
     250,000   WISCONSIN ST HEALTH + EDL FACS                   10/1/2013      4.500          248,790         251,635
     225,000   WISCONSIN ST HEALTH + EDL FACS                    3/1/2015      4.650          225,000         219,920
     400,000   WISCONSIN ST HEALTH + EDL FACS                    9/1/2015      5.000          400,000         375,972
     450,000   WISCONSIN ST HEALTH + EDL FACS                    7/1/2017      6.000          462,856         468,090
     350,000   WISCONSIN ST HEALTH + EDL FACS                    7/1/2021      6.000          359,741         359,713
     225,000   WISCONSIN ST HEALTH + EDL FACS                  11/15/2023      6.000          240,300         227,120
     500,000   WISCONSIN ST HEALTH + EDL FACS                   1/15/2025      5.650          512,354         512,945
     500,000   WISCONSIN ST HEALTH + EDL FACS                    7/1/2026      5.000          505,479         455,805
     350,000   WISCONSIN ST HEALTH + EDL FACS                   5/15/2029      5.125          360,875         314,734
     250,000   WISCONSIN ST HEALTH + EDL FACS                   2/15/2034      5.375          255,718         234,883
   1,050,000   WOODHILL PUB FAC CORP TEX                        12/1/2015      7.250        1,037,802       1,033,547

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
  or shares                       Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------
     250,000   YORK CNTY PA INDL DEV AUTH REV                   10/1/2019      6.450   $      250,000         250,610
     250,000   YUBA CTY CL REDEV AGY TAX ALLO                    9/1/2027      5.125          255,129         244,428
     400,000   ZEPHYR RIDGE CMNTY DEV DIST FL                    5/1/2013      5.250          400,783         368,776
                                                                                       --------------   -------------
                                                                                          327,718,503     309,961,601        92.77%
              Cash Equivalents:
   2,118,130   SSGA TAX-EXEMPT MONEY MARKET FUND, Current rate 2.11%                        2,260,512       2,260,512         0.68%
                                                                                       --------------   -------------   -----------

               Grand total (d)                                                         $  352,238,246     333,115,689        99.70%
                                                                                       ==============   =============   ===========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

      (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (d) At March 31, 2008, the cost for Federal income tax purposes was $352,238,246. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

              Gross unrealized appreciation                      $      838,541
              Gross unrealized depreciation                         (19,961,098)
                                                                 ---------------
                 Net unrealized depreciation                     $  (19,122,557)
                                                                 ===============

      (e) This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

            Geographical Diversification                                Percent
            --------------------------------------------------------------------

               Illinois                                                    9.53%
               Texas                                                       9.19
               Florida                                                     8.65
               California                                                  5.63
               Pennsylvania                                                3.90
               Louisiana                                                   3.73
               Arizona                                                     3.47
               South Carolina                                              3.40
               Missouri                                                    3.33
               Indiana                                                     3.23
               Michigan                                                    2.74
               Other                                                      43.20
                                                                         ------
                                                                         100.00%
                                                                         ======

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2008

    Face                                                                                                                  Percent
   Amount                                                       Maturity     Coupon                         Market          of
  or shares                       Security                        date        rate          Cost          Value (a)     net assets
------------   ---------------------------------------------   ----------   --------   --------------   -------------   ----------

Other information:

            Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calculate the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business of the New York Stock exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            Debt securities are valued at an evaluated mean provided by an independent pricing service that are based on upon where a U.S. municipal retail lot position would trade at the end of each business day.

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

                                                             Investments in Securities
            Valuation inputs                                         at Value
                                                             -------------------------
            Level 1 - Quoted Prices                           20,893,576
            Level 2 - Other Significant Observable inputs    311,422,113
            Level 3 - Significant unobservab le Inputs           800,000
                                                             -------------------------
            Total                                            333,115,689
                                                             =========================

Item  2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d)under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item  3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES
                           [See General Instruction F]

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST
             ---------------------------

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Chief Executive Officer and Treasurer

Date: May 19, 2008
      ------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Chief Executive Officer

Date: May 19, 2008
      ------------

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Treasurer

Date: May 19, 2008
      ------------

* Print the name and title of each signing officer under his or her signature.